UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:   4/30

Date of reporting period: 7/31/14

Item 1. Schedule of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited)

Franklin Biotechnology Discovery Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 96.7%
Biotechnology 81.2%
[a]Acadia Pharmaceuticals Inc.	United States	650,300	$13,181,581
[a]Acceleron Pharma Inc.	United States	205,900	6,098,758
[a,b]ADMA Biologics Inc.	United States	133,400	1,320,660
[a,b]Agios Pharmaceuticals Inc.	United States	134,100	5,404,230
[a,b]Akebia Therapeutics Inc.	United States	159,000	3,520,260
[a]Alder Biopharmaceuticals Inc.	United States	251,100	4,241,079
[a]Alexion Pharmaceuticals Inc.	United States	253,700	40,335,763
[a]Alkermes PLC	United States	172,300	7,367,548
[a]Alnylam Pharmaceuticals Inc.	United States	348,300	18,825,615
[a,b]Amarin Corp. PLC, ADR	Ireland	1,457,900	2,624,220
Amgen Inc.	United States	607,000	77,325,730
[a,b]Anthera Pharmaceuticals Inc.	United States	292,062	846,980
[a]Aquinox Pharmaceuticals Inc.	Canada	219,700	1,700,478
[a,b]ARIAD Pharmaceuticals Inc.	United States	1,651,327	9,511,644
[a]Arrowhead Research Corp.	United States	498,700	6,308,555
[a]Auspex Pharmaceuticals Inc.	United States	184,300	3,356,103
Avalanche Biotechnologies Inc.	United States	21,700	607,383
[a,b]BIND Therapeutics Inc.	United States	146,800	1,330,008
[a]Biogen Idec Inc.	United States	344,461	115,184,314
[a]BioMarin Pharmaceutical Inc.	United States	545,156	33,701,544
[a]Biospecifics Technologies Corp.	United States	103,450	2,704,183
[a]Bluebird Bio Inc.	United States	171,528	5,729,035
[a]Cara Therapeutics Inc.	United States	202,400	2,580,600
[a,b]Catalyst Pharmaceutical Partners Inc.	United States	782,400	1,776,048
[a]Celgene Corp.	United States	1,410,500	122,925,075
[a]Celldex Therapeutics Inc.	United States	1,289,229	16,876,008
[a,b]ChemoCentryx Inc.	United States	595,308	3,274,194
[a]Concert Pharmaceuticals Inc.	United States	263,800	2,157,884
[a,b]Curis Inc.	United States	525,100	1,018,694
[a,b]CytRx Corp.	United States	589,000	1,920,140
[a,b]Dicerna Pharmaceuticals Inc.	United States	224,823	3,376,841
[a]Dyax Corp.	United States	378,900	3,569,238
[a]Dynavax Technologies Corp.	United States	2,460,700	3,641,836
[a]Eleven Biotherapeutics Inc.	United States	313,900	3,443,483
[a]Fiveprime Therapeutics Inc.	United States	118,469	1,421,628
[a]Gilead Sciences Inc.	United States	1,516,400	138,826,420
[a]GlycoMimetics Inc.	United States	337,000	2,760,030
[a,b]Heat Biologics Inc.	United States	279,200	1,192,184
[a]Heron Therapeutics Inc.	United States	965,010	8,482,438
[a,c]Heron Therapeutics Inc., wts., 144A, 7/01/16	United States	278,594	1,445,903
[a]Hyperion Therapeutics Inc.	United States	85,300	1,942,281
[a]Immune Design Corp.	United States	291,800	3,501,600
[a]Incyte Corp.	United States	779,100	37,061,787
[a]Insmed Inc.	United States	269,420	4,604,388
[a,d]Intarcia Therapeutics Inc., DD	United States	80,195	2,582,279
[a]Intercept Pharmaceuticals Inc.	United States	64,800	15,056,928
[a]InterMune Inc.	United States	575,500	25,247,185
[a]Isis Pharmaceuticals Inc.	United States	391,800	12,141,882
[a]Karyopharm Therapeutics Inc.	United States	537,800	18,656,282
[a,b]Keryx Biopharmaceuticals Inc.	United States	902,900	13,588,645
[a,b]Kite Pharma Inc.	United States	93,000	2,185,500
[a,b]La Jolla Pharmaceutical Co.	United States	320,400	3,120,696
[a,c]Lorus Therapeutics Inc. 144A	Canada	5,866,600	2,556,194
[a]Lpath Inc., A	United States	437,485	1,719,316
[a]MacroGenics Inc.	United States	165,900	3,367,770
[a,b]Mast Therapeutics Inc.	United States	5,353,500	3,078,262
[a]Mast Therapeutics Inc., wts., 6/14/18	United States	4,544,600	681,690
[a]Medivation Inc.	United States	887,954	65,912,825
[a,b]MEI Pharma Inc.	United States	412,365	2,676,249
[a,b]Mirati Therapeutics Inc.	Canada	322,200	5,854,374
[a]Neurocrine Biosciences Inc.	United States	690,900	9,382,422

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)
[a,b]NewLink Genetics Corp.	United States	274,000	5,803,320
[a,b]Northwest Biotherapeutics Inc.	United States	333,597	2,201,740
[a]Northwest Biotherapeutics Inc., wts., 8/14/14	United States	223,880	727,610
[a,e]Northwest Biotherapeutics Inc., wts., 2/20/19	United States	223,880	1,093,665
[a]Novavax Inc.	United States	1,332,300	5,768,859
[a,b]OncoMed Pharmaceuticals Inc.	United States	91,700	1,979,803
[a]Oncothyreon Inc.	United States	1,413,000	3,857,490
[a,b]Orexigen Therapeutics Inc.	United States	1,145,200	5,714,548
[a,c]OvaScience Inc., 144A	United States	166,654	1,634,876
[a]Pharmacyclics Inc.	United States	51,500	6,202,660
[a]Portola Pharmaceuticals Inc.	United States	509,700	12,813,858
[a]PTC Therapeutics Inc.	United States	160,000	4,227,200
[a]Puma Biotechnology Inc.	United States	252,744	56,038,400
[a]Receptos Inc.	United States	427,773	17,714,080
[a]Regeneron Pharmaceuticals Inc.	United States	156,909	49,617,764
[a]SAGE Therapeutics Inc.	United States	64,700	1,825,834
[a]Sangamo BioSciences Inc.	United States	282,900	3,360,852
[a]Stemline Therapeutics Inc.	United States	354,400	4,539,864
[a]Sunesis Pharmaceuticals Inc.	United States	577,400	3,799,292
[a]Targacept Inc.	United States	474,086	1,322,700
[a,b]Tekmira Pharmaceuticals Corp.	Canada	695,300	8,906,793
[a]Tesaro Inc.	United States	254,100	7,307,916
[a]Threshold Pharmaceuticals Inc.	United States	616,100	2,593,781
[a]Threshold Pharmaceuticals Inc., wts., 3/16/16	United States	190,476	133,333
[a]Tonix Pharmaceuticals Holding Corp.	United States	164,181	1,889,723
[a,b]Ultragenyx Pharmaceutical Inc.	United States	82,400	3,600,880
[a]Vertex Pharmaceuticals Inc.	United States	358,200	31,847,562
[a,b]Zafgen Inc.	United States	216,900	3,795,750
			1,167,153,023
Life Sciences Tools & Services 3.5%
[a]Fluidigm Corp.	United States	256,900	7,355,047
[a]Illumina Inc.	United States	267,900	42,839,889
			50,194,936
Pharmaceuticals 12.0%
Allergan Inc.	United States	157,900	26,189,294
[a]Aratana Therapeutics Inc.	United States	391,000	4,508,230
[a,b]Auxilium Pharmaceuticals Inc.	United States	320,000	6,406,400
[a,f]Celsus Therapeutics PLC, ADR	United Kingdom	289,817	1,640,364
[a,b]GW Pharmaceuticals PLC, ADR	United Kingdom	118,967	10,064,608
[a,b]Intra-Cellular Therapies Inc.	United States	244,600	3,544,254
[a]Jazz Pharmaceuticals PLC	United States	105,800	14,783,434
Marinus Pharmaceuticals Inc.	United States	490,600	3,924,800
[a]Nektar Therapeutics	United States	917,719	9,681,936
[a]Nuvo Research Inc.	Canada	112,036	274,399
[a,c]Nuvo Research Inc., 144A	Canada	52,941	129,663
[a]Relypsa Inc.	United States	308,300	6,970,663
[a]Repros Therapeutics Inc.	United States	826,825	11,592,087
[a]Revance Therapeutics Inc.	United States	42,100	1,291,628
[a]Sagent Pharmaceuticals Inc.	United States	776,600	19,787,768
[a]Salix Pharmaceuticals Ltd.	United States	54,000	7,123,140
[a]SciClone Pharmaceuticals Inc.	United States	1,576,460	7,598,537
Shire PLC, ADR	Ireland	126,200	31,108,300
[a,b]TherapeuticsMD Inc.	United States	1,285,600	5,965,184
			172,584,689
Total Common Stocks and Other Equity Interests (Cost $924,653,199)			1,389,932,648
Preferred Stocks (Cost $5,065,937) 0.5%
Biotechnology 0.5%
[a,d]FibroGen Inc., pfd., E	United States	1,128,271	6,250,621

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $929,719,136)			1,396,183,269
Short Term Investments 10.3%
Money Market Funds (Cost $48,989,469) 3.4%
[a,g]Institutional Fiduciary Trust Money Market Portfolio	United States	48,989,469	48,989,469
Investments from Cash Collateral Received for Loaned Securities (Cost
$100,037,163) 6.9%
Money Market Funds 6.9%
[h]BNY Mellon Overnight Government Fund, 0.062%	United States	100,037,163	100,037,163
Total Investments (Cost $1,078,745,768) 107.5%			1,545,209,901
Other Assets, less Liabilities (7.5)%			(108,348,416)
Net Assets 100.0%			$1,436,861,485

a Non-income producing.
b A portion or all of the security is on loan at July 31, 2014.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
July 31, 2014, the aggregate value of these securities was $5,766,636, representing 0.40% of net assets.
d See Note 5 regarding restricted securities.
e Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2014, the value of this security was $1,093,665, representing 0.08% of net assets.
f See Note 6 regarding holdings of 5% voting securities.
g The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
h The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited)

Franklin Flex Cap Growth Fund	Shares	Value
Common Stocks 98.4%
Automobiles & Components 1.1%
BorgWarner Inc.	400,000	$24,900,000
[a]Tesla Motors Inc.	50,000	11,165,000
		36,065,000
Banks 2.8%
[a]Signature Bank	300,000	34,317,000
[a]SVB Financial Group	325,000	35,431,500
[a]Talmer Bancorp Inc., A	800,000	10,712,000
[a]Texas Capital Bancshares Inc.	300,000	15,615,000
		96,075,500
Capital Goods 8.9%
Acuity Brands Inc.	125,000	13,408,750
[a]Chart Industries Inc.	225,000	17,111,250
[a]Colfax Corp.	425,000	26,762,250
Cummins Inc.	65,000	9,060,350
[a]DigitalGlobe Inc.	550,000	14,382,500
[a]HD Supply Holdings Inc.	325,000	8,261,500
Honeywell International Inc.	375,000	34,436,250
[a,b]The KEYW Holding Corp.	800,000	10,480,000
The Manitowoc Co. Inc.	725,000	19,256,000
[a]NOW Inc.	37,500	1,207,125
Pall Corp.	325,000	25,177,750
Precision Castparts Corp.	162,500	37,180,000
[a]Proto Labs Inc.	225,000	18,225,000
Rockwell Automation Inc.	150,000	16,749,000
Roper Industries Inc.	175,000	25,212,250
[a]United Rentals Inc.	225,000	23,827,500
		300,737,475
Commercial & Professional Services 1.9%
[a]IHS Inc., A	132,500	17,406,525
Nielsen NV	370,000	17,060,700
[a]Stericycle Inc.	154,400	18,165,160
[a]Verisk Analytics Inc., A	185,000	11,107,400
		63,739,785
Consumer Durables & Apparel 4.0%
[a]Kate Spade & Co.	300,000	11,349,000
[a,b]Lululemon Athletica Inc.	225,000	8,655,750
[a]Michael Kors Holdings Ltd.	325,000	26,481,000
NIKE Inc., B	425,000	32,780,250
[a]TRI Pointe Homes Inc.	800,000	10,808,000
[a]Under Armour Inc., A	650,000	43,387,500
		133,461,500
Consumer Services 3.8%
[a]Buffalo Wild Wings Inc.	100,000	14,532,000
[a]Chipotle Mexican Grill Inc.	27,500	18,493,750
[a]Chuy's Holdings Inc.	216,100	6,191,265
[a]Hilton Worldwide Holdings Inc.	400,000	9,684,000
Las Vegas Sands Corp.	335,000	24,739,750
[a,b]Noodles & Co.	400,000	11,240,000
Wynn Resorts Ltd.	200,000	42,640,000
		127,520,765
Diversified Financials 3.4%
[a]Affiliated Managers Group Inc.	115,000	22,913,750
Discover Financial Services	475,000	29,003,500
Evercore Partners Inc.	200,000	10,912,000
Financial Engines Inc.	176,600	6,878,570
Intercontinental Exchange Inc.	90,000	17,299,800

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)

T. Rowe Price Group Inc.	375,000	29,122,500
		116,130,120
Energy 5.5%
Anadarko Petroleum Corp.	325,000	34,726,250
[a]Concho Resources Inc.	97,500	13,728,000
[a]Diamondback Energy Inc.	250,000	20,557,500
[a]Eclipse Resources Corp.	500,000	10,290,000
[a]FMC Technologies Inc.	250,000	15,200,000
National Oilwell Varco Inc.	125,000	10,130,000
[a]Oasis Petroleum Inc.	425,000	22,716,250
Oceaneering International Inc.	200,000	13,582,000
[a]Rice Energy Inc.	525,000	13,807,500
Schlumberger Ltd.	275,000	29,807,250
		184,544,750
Food & Staples Retailing 0.6%
[a]Sprouts Farmers Markets LLC	100,000	3,051,000
Whole Foods Market Inc.	450,000	17,199,000
		20,250,000
Food, Beverage & Tobacco 1.4%
[a]Boston Beer Inc., A	61,800	13,620,720
Mead Johnson Nutrition Co., A	185,000	16,916,400
[a]Monster Beverage Corp.	250,000	15,990,000
		46,527,120
Health Care Equipment & Services 3.5%
[a]Cerner Corp.	400,000	22,080,000
[a]DaVita HealthCare Partners Inc.	309,000	21,765,960
[a]DexCom Inc.	275,000	10,362,000
[a]Envision Healthcare Holdings Inc.	775,000	27,706,250
McKesson Corp.	180,000	34,534,800
		116,449,010
Insurance 0.3%
Aflac Inc.	150,000	8,961,000

Materials 4.4%
Cytec Industries Inc.	460,000	46,391,000
Ecolab Inc.	550,000	59,691,500
Praxair Inc.	325,000	41,645,500
		147,728,000
Media 5.6%
[a]Charter Communications Inc., A	190,000	29,358,800
[a]Discovery Communications Inc., C	275,000	23,127,500
[a]Imax Corp. (Canada)	415,000	10,910,350
[a]Sirius XM Holdings Inc.	7,750,000	26,195,000
Time Warner Inc.	500,000	41,510,000
Twenty-First Century Fox Inc., B	550,000	17,413,000
The Walt Disney Co.	475,000	40,793,000
		189,307,650
Pharmaceuticals, Biotechnology & Life Sciences 11.3%
[a]Actavis PLC	375,000	80,347,500
[a]Alnylam Pharmaceuticals Inc.	225,000	12,161,250
[a]Biogen Idec Inc.	130,000	43,470,700
Bristol-Myers Squibb Co.	575,000	29,106,500
[a]Celgene Corp.	465,000	40,524,750
[a]Celldex Therapeutics Inc.	1,000,000	13,090,000
[a]Gilead Sciences Inc.	565,000	51,725,750
[a]Illumina Inc.	200,000	31,982,000
[a]Jazz Pharmaceuticals PLC	125,000	17,466,250
[a]Karyopharm Therapeutics Inc.	250,000	8,672,500
Perrigo Co. PLC	175,000	26,328,750
[a]Quintiles Transnational Holdings Inc.	375,000	20,598,750

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)

[a]Revance Therapeutics Inc.	200,000	6,136,000
		381,610,700
Real Estate 1.0%
American Tower Corp.	350,000	33,036,500

Retailing 6.3%
[a]Amazon.com Inc.	155,000	48,513,450
[a,b]The Container Store Group Inc.	115,200	2,422,656
Dick's Sporting Goods Inc.	250,000	10,632,500
GNC Holdings Inc., A	275,000	9,022,750
[a]HomeAway Inc.	425,000	14,756,000
[a]Liberty Ventures, A	275,000	19,019,000
Lithia Motors Inc.	125,000	11,106,250
[a]LKQ Corp.	375,000	9,808,125
[a]Lumber Liquidators Holdings Inc.	150,000	8,133,000
[a]Netflix Inc.	40,000	16,908,800
[a]The Priceline Group Inc.	40,000	49,698,000
Tractor Supply Co.	225,000	13,988,250
		214,008,781
Semiconductors & Semiconductor Equipment 3.6%
[a]Cavium Inc.	375,000	17,493,750
Microchip Technology Inc.	675,000	30,388,500
[a]Nanometrics Inc.	435,600	6,777,936
[a]NXP Semiconductors NV (Netherlands)	700,000	43,645,000
Xilinx Inc.	550,000	22,621,500
		120,926,686
Software & Services 16.4%
[a]Alliance Data Systems Corp.	75,000	19,671,750
[a]ANSYS Inc.	200,000	15,388,000
[a]Bottomline Technologies Inc.	276,400	7,824,884
[a]BroadSoft Inc.	375,000	9,150,000
[a]CoStar Group Inc.	100,000	14,373,000
[a]Demandware Inc.	200,000	12,048,000
[a]Electronic Arts Inc.	706,900	23,751,840
[a]Facebook Inc., A	780,000	56,667,000
[a,b]FireEye Inc.	100,000	3,550,000
[a]FleetCor Technologies Inc.	200,000	26,558,000
[a]Fortinet Inc.	300,000	7,365,000
[a]Global Eagle Entertainment Inc.	550,000	5,610,000
[a]Google Inc., A	120,000	69,546,000
[a]Google Inc., C	80,000	45,728,000
[a]Guidewire Software Inc.	200,000	8,100,000
[a]LinkedIn Corp., A	90,000	16,257,600
MasterCard Inc., A	800,000	59,320,000
[a]NetSuite Inc.	150,000	12,646,500
[a]Pandora Media Inc.	275,000	6,908,000
[a]Salesforce.com Inc.	445,000	24,141,250
[a]ServiceNow Inc.	150,000	8,820,000
[a]Splunk Inc.	150,000	7,053,000
[a]Twitter Inc.	500,000	22,595,000
Visa Inc., A	240,000	50,642,400
[a]Workday Inc.	120,000	10,060,800
[a]Yelp Inc.	105,000	7,051,800
		550,827,824
Technology Hardware & Equipment 6.6%
Apple Inc.	1,000,000	95,570,000
[a]Palo Alto Networks Inc.	220,000	17,789,200
QUALCOMM Inc.	525,000	38,692,500
SanDisk Corp.	260,000	23,844,600
[a]Stratasys Ltd.	150,000	15,081,000
[a]Trimble Navigation Ltd.	450,000	13,905,000

Franklin Strategic Series
Statement of Investments, July 31, 2014 (unaudited) (continued)
[a,b]Ubiquiti Networks Inc.	425,000	16,247,750
		221,130,050
Telecommunication Services 0.7%
[a]SBA Communications Corp.	225,000	24,059,250
Transportation 5.3%
Canadian Pacific Railway Ltd. (Canada)	160,000	30,392,000
Expeditors International of Washington Inc.	225,000	9,715,500
[a]Genesee & Wyoming Inc.	255,900	25,520,907
[a]Hub Group Inc., A	575,000	26,553,500
Kansas City Southern	175,000	19,085,500
[a]Kirby Corp.	125,000	14,557,500
[a]Spirit Airlines Inc.	375,000	24,532,500
Union Pacific Corp.	290,000	28,509,900
		178,867,307
Total Common Stocks (Cost $2,163,245,052)		3,311,964,773
Preferred Stocks (Cost $9,999,998) 0.4%
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
[a,c]FibroGen Inc., pfd., E	2,227,171	12,338,527
Total Investments before Short Term Investments (Cost $2,173,245,049)		3,324,303,300
Short Term Investments 2.7%
Money Market Funds (Cost $43,712,275) 1.3%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	43,712,275	43,712,275
Investments from Cash Collateral Received for Loaned Securities (Cost $48,570,100) 1.4%
Money Market Funds 1.4%
[e]BNY Mellon Overnight Government Fund, 0.062%	48,570,100	48,570,100
Total Investments (Cost $2,265,527,425) 101.5%		3,416,585,675
Other Assets, less Liabilities (1.5)%		(51,714,830)
Net Assets 100.0%		$3,364,870,845

a Non-income producing.
b A portion or all of the security is on loan at July 31, 2014.
c See Note 5 regarding restricted securities.
d The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
e The rate shown is the annualized seven-day yield at period end.

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited)

Franklin Focused Core Equity Fund	Country	Shares	Value
Common Stocks 96.6%
Consumer Discretionary 8.8%
BorgWarner Inc.	United States	11,520	$717,120
NIKE Inc., B	United States	25,068	1,933,495
Twenty-First Century Fox Inc., B	United States	55,060	1,743,200
The Walt Disney Co.	United States	18,480	1,587,062
			5,980,877
Consumer Staples 3.4%
CVS Caremark Corp.	United States	20,640	1,576,070
Mead Johnson Nutrition Co., A	United States	8,020	733,349
			2,309,419
Energy 8.1%
Anadarko Petroleum Corp.	United States	18,030	1,926,505
Marathon Oil Corp.	United States	42,010	1,627,888
Schlumberger Ltd.	United States	17,510	1,897,909
			5,452,302
Financials 18.8%
BlackRock Inc.	United States	3,967	1,208,864
[a]CBRE Group Inc.	United States	57,280	1,766,515
Citigroup Inc.	United States	33,680	1,647,289
Discover Financial Services	United States	26,690	1,629,691
The Hartford Financial Services Group Inc.	United States	82,880	2,831,181
JPMorgan Chase & Co.	United States	29,353	1,692,788
MetLife Inc.	United States	37,220	1,957,772
			12,734,100
Health Care 16.2%
[a]Actavis PLC	United States	13,310	2,851,801
Aetna Inc.	United States	20,280	1,572,308
Allergan Inc.	United States	14,050	2,330,333
Roche Holding AG	Switzerland	5,940	1,729,913
[a]Valeant Pharmaceuticals International Inc.	Canada	20,840	2,446,408
			10,930,763
Industrials 9.3%
The ADT Corp.	United States	55,470	1,930,356
[a]Armstrong World Industries Inc.	United States	29,510	1,436,547
FedEx Corp.	United States	6,500	954,720
[a]Genesee & Wyoming Inc.	United States	19,750	1,969,667
			6,291,290
Information Technology 24.3%
[a]Adobe Systems Inc.	United States	35,050	2,422,305
[a]eBay Inc.	United States	7,350	388,080
[a]Equinix Inc.	United States	9,980	2,140,910
[a]Google Inc., A	United States	1,770	1,025,804
[a]Google Inc., C	United States	1,800	1,028,880
MasterCard Inc., A	United States	28,940	2,145,901
Maxim Integrated Products Inc.	United States	46,140	1,352,363
Microsoft Corp.	United States	51,650	2,229,214
Motorola Solutions Inc.	United States	28,030	1,784,950
QUALCOMM Inc.	United States	26,340	1,941,258
			16,459,665
Materials 7.7%
Axiall Corp.	United States	33,318	1,427,010
LyondellBasell Industries NV, A	United States	18,150	1,928,437
The Mosaic Co.	United States	39,470	1,819,962
			5,175,409
Total Common Stocks (Cost $52,653,014)			65,333,825

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)

Short Term Investments (Cost $4,927,697) 7.2%
Money Market Funds 7.2%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	United States	4,927,697	4,927,697
Total Investments (Cost $57,580,711) 103.8%			70,261,522
Other Assets, less Liabilities (3.8)%			(2,593,183)
Net Assets 100.0%			$67,668,339

a Non-income producing.
b The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited)

Franklin Global Government Bond Fund	Country	Principal Amount*			Value
Foreign Government and Agency Securities 69.9%
France Treasury Note, 1.75%, 2/25/17	France	150,000		EUR	$209,312
Government of Canada, 2.75%, 6/01/22	Canada	250,000		CAD	242,508
Government of Chile, 3.875%, 8/05/20	Chile	100,000			107,088
[a]Government of Finland, Reg S, 1.75%, 4/15/16	Finland	300,000		EUR	413,298
Government of France, 2.25%, 5/25/24	France	150,000		EUR	215,518
Government of Germany, 2.25%, 4/10/15	Germany	150,000		EUR	203,888
[a]Government of Indonesia, Reg S, 4.875%, 5/05/21	Indonesia	200,000			212,875
[a]Government of Lithuania, senior note, Reg S, 6.625%, 2/01/22	Lithuania	200,000			241,967
Government of Malaysia,
3.197%, 10/15/15	Malaysia	650,000		MYR	203,125
senior bond, 4.24%, 2/07/18	Malaysia	650,000		MYR	207,907
Government of Mexico,
7.75%, 12/14/17	Mexico	25,000	[b]	MXN	210,082
8.00%, 12/07/23	Mexico	25,000	[b]	MXN	219,405
senior bond, 5.95%, 3/19/19	Mexico	100,000			115,615
Government of Peru, senior bond, 6.55%, 3/14/37	Peru	200,000			252,271
Government of Poland,
3.25%, 7/25/25	Poland	900,000		PLN	281,317
5.75%, 4/25/29	Poland	750,000		PLN	294,276
[a]Government of Russia, senior bond, Reg S, 7.50%, 3/31/30	Russia	137,000			155,050
Government of Singapore, 2.375%, 4/01/17	Singapore	350,000		SGD	294,775
[a]Government of Slovenia, Reg S, 5.125%, 3/30/26	Slovenia	140,000		EUR	216,123
Government of South Africa, 8.00%, 12/21/18	South Africa	2,000,000		ZAR	190,495
Government of Spain, 5.75%, 7/30/32	Spain	300,000		EUR	530,387
[a]Government of the Netherlands, Reg S, 4.50%, 7/15/17	Netherlands	150,000		EUR	226,652
Italy Treasury Bond,
[a] Reg S, 3.50%, 3/01/30	Italy	400,000		EUR	549,886
senior bond, 5.50%, 9/01/22	Italy	140,000		EUR	232,021
[a] senior bond, Reg S, 4.75%, 9/01/28	Italy	300,000		EUR	471,693
[a] senior bond, Reg S, 4.75%, 9/01/44	Italy	350,000		EUR	544,730
Queensland Treasury Corp.,
senior bond, 5.75%, 7/22/24	Australia	300,000		AUD	318,373
senior note, 6.00%, 7/21/22	Australia	300,000		AUD	320,891
[a]United Kingdom Treasury Bond, Reg S, 4.00%, 9/07/16	United Kingdom	200,000		GBP	358,511
[a]United Kingdom Treasury Note, Reg S, 2.75%, 1/22/15	United Kingdom	200,000		GBP	341,371
Total Foreign Government and Agency Securities (Cost $8,041,419)					8,381,410

U.S. Government and Agency Securities 18.5%
U.S. Treasury Bond,

4.375%, 11/15/39	United States	180,000		215,859
[c] Index Linked, 3.375%, 4/15/32	United States	160,816		232,473
U.S. Treasury Note,
0.25%, 12/15/14	United States	200,000		200,141
2.125%, 5/31/15	United States	200,000		203,336
0.375%, 1/15/16	United States	200,000		200,281
1.00%, 8/31/16	United States	200,000		201,719
1.875%, 8/31/17	United States	200,000		204,844
2.625%, 11/15/20	United States	200,000		206,437
[c] Index Linked, 1.625%, 1/15/15	United States	186,865		188,763
[c] Index Linked, 2.00%, 1/15/16	United States	179,774		188,376
[c] Index Linked, 1.25%, 7/15/20	United States	163,610		177,920
Total U.S. Government and Agency Securities (Cost $2,169,482)				2,220,149
Total Investments before Short Term Investments (Cost $10,210,901)				10,601,559
Short Term Investments 8.7%
Foreign Government and Agency Securities 4.1%
Government of Malaysia, 3.434%, 8/15/14	Malaysia	650,000	MYR	203,342

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series
Statement of Investments, July 31, 2014 (unaudited) (continued)
Government of Singapore, senior note, 1.375%, 10/01/14	Singapore	350,000	SGD	281,137
Total Foreign Government and Agency Securities (Cost $470,811)				484,479
Total Investments before Money Market Funds (Cost $10,681,713)				11,086,038
		Shares
Money Market Funds (Cost $553,650) 4.6%
[d,e]Institutional Fiduciary Trust Money Market Portfolio	United States	553,650		553,650
Total Investments (Cost $11,235,362) 97.1%				11,639,688
Other Assets, less Liabilities 2.9%				347,487
Net Assets 100.0%				$11,987,175

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2014, the aggregate value of these securities was $3,732,156, representing 31.13% of net assets.
b Principal amount is stated in 100 Mexican Peso Units.
c Principal amount of security is adjusted for inflation.
d Non-income producing.
e The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At July 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Australian Dollar	BZWS	Sell	650,000	$599,645	9/10/14	$-	$(2,685)
Euro	CITI	Sell	800,000	1,088,800	9/10/14	17,535	-
Net unrealized appreciation (depreciation)						$14,850

a May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Countryparty

BZWS - Barclays Bank PLC
CITI - Citigroup N.A.

Currency

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
MXN - Mexican Peso
MYR - Malaysian Ringgit
PLN - Polish Zloty
SGD - Singapore Dollar
ZAR - South African Rand

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited)

Franklin Growth Opportunities Fund	Shares	Value
Common Stocks 97.7%
Consumer Discretionary 23.1%
[a]Amazon.com Inc.	72,277	$22,621,978
[a]AMC Networks Inc., A	64,573	3,865,986
[a]Buffalo Wild Wings Inc.	45,700	6,641,124
CBS Corp., B	132,877	7,551,400
CBS Outdoor Americas Inc.	205,754	6,849,551
[a]Chipotle Mexican Grill Inc.	20,477	13,770,782
[a]DISH Network Corp., A	121,665	7,526,197
Harman International Industries Inc.	96,541	10,479,526
[a]Kate Spade & Co.	185,524	7,018,373
Las Vegas Sands Corp.	222,130	16,404,300
Liberty Media Corp., A	52,433	2,466,973
[a]Liberty Media Corp., C	104,866	4,928,702
Lowe's Cos. Inc.	118,302	5,660,751
[a]Michael Kors Holdings Ltd.	91,341	7,442,465
[a]Netflix Inc.	20,574	8,697,041
NIKE Inc., B	162,418	12,527,300
[a]The Priceline Group Inc.	16,197	20,123,963
Starbucks Corp.	183,597	14,261,815
[a,b]Tile Shop Holdings Inc.	273,449	2,764,569
[a]Under Armour Inc., A	188,400	12,575,700
The Walt Disney Co.	144,713	12,427,952
Wynn Resorts Ltd.	27,669	5,899,031
		212,505,479
Consumer Staples 2.0%
[a]Boston Beer Inc., A	19,783	4,360,173
Mead Johnson Nutrition Co., A	85,166	7,787,579
[a]Monster Beverage Corp.	96,335	6,161,587
		18,309,339
Energy 5.1%
Anadarko Petroleum Corp.	93,075	9,945,064
[a]Diamondback Energy Inc.	115,928	9,532,759
[a,b]Eclipse Resources Corp.	57,800	1,189,524
Halliburton Co.	111,972	7,724,948
[a]Key Energy Services Inc.	483,300	2,967,462
[a]Parsley Energy Inc., A	266,300	6,010,391
Schlumberger Ltd.	87,718	9,507,754
		46,877,902
Financials 7.0%
[a]Affiliated Managers Group Inc.	57,025	11,362,231
Aon PLC	85,893	7,245,933
Bank of America Corp.	607,943	9,271,131
BlackRock Inc.	29,761	9,069,070
[a]CBRE Group Inc.	300,953	9,281,391
Intercontinental Exchange Inc.	44,832	8,617,607
[a]Signature Bank	79,824	9,131,067
		63,978,430
Health Care 22.5%
[a]Actavis PLC	131,272	28,126,339
Allergan Inc.	55,195	9,154,643
[a]Alnylam Pharmaceuticals Inc.	85,166	4,603,222
[a]Biogen Idec Inc.	44,659	14,933,523
[a]Celgene Corp.	222,765	19,413,970
[a]Celldex Therapeutics Inc.	291,799	3,819,649
[a]Envision Healthcare Holdings Inc.	171,800	6,141,850
[a]Gilead Sciences Inc.	442,250	40,487,987
HealthEquity Inc.	11,000	193,600
[a]HMS Holdings Corp.	220,860	4,066,033
[a]Illumina Inc.	48,666	7,782,180

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)
[a]Incyte Corp.	91,062	4,331,819
[a]InterMune Inc.	109,913	4,821,883
[a]Jazz Pharmaceuticals PLC	88,529	12,370,157
[a]Karyopharm Therapeutics Inc.	183,481	6,364,956
[a]Medivation Inc.	152,034	11,285,484
Perrigo Co. PLC	88,375	13,296,019
[a]Sagent Pharmaceuticals Inc.	207,795	5,294,616
[a]Valeant Pharmaceuticals International Inc. (Canada)	85,754	10,066,662
		206,554,592
Industrials 11.9%
Allegiant Travel Co.	47,945	5,646,003
American Airlines Group Inc.	273,610	10,629,749
[a]Colfax Corp.	172,752	10,878,193
Cummins Inc.	33,236	4,632,766
[a]DigitalGlobe Inc.	216,700	5,666,705
Flowserve Corp.	177,943	13,174,900
[a]Hexcel Corp.	144,748	5,391,863
[a]IHS Inc., A	59,842	7,861,444
Kansas City Southern	89,061	9,712,993
Precision Castparts Corp.	80,645	18,451,576
Rockwell Automation Inc.	67,705	7,559,940
[a]United Rentals Inc.	90,347	9,567,747
		109,173,879
Information Technology 21.7%
[a]Adobe Systems Inc.	108,119	7,472,104
Apple Inc.	92,092	8,801,232
ARM Holdings PLC (United Kingdom)	508,900	7,244,508
[a]BroadSoft Inc.	227,230	5,544,412
[a]Facebook Inc., A	326,477	23,718,554
Google Inc., A	31,445	18,223,950
[a]Google Inc., C	31,445	17,973,962
[a]LinkedIn Corp., A	43,424	7,844,111
MasterCard Inc., A	336,607	24,959,409
[a]NetSuite Inc.	70,325	5,929,101
[a]NXP Semiconductors NV (Netherlands)	107,916	6,728,563
[a]Palo Alto Networks Inc.	61,074	4,938,444
QUALCOMM Inc.	92,515	6,818,356
[a]Salesforce.com Inc.	168,962	9,166,189
[a]ServiceNow Inc.	125,889	7,402,273
[a]Trimble Navigation Ltd.	302,957	9,361,371
[a,b]Ubiquiti Networks Inc.	130,294	4,981,140
[a]ViaSat Inc.	80,752	4,721,569
Visa Inc., A	81,829	17,266,737
		199,095,985
Materials 1.4%
LyondellBasell Industries NV, A	78,934	8,386,737
Martin Marietta Materials Inc.	35,477	4,407,308
		12,794,045
Telecommunication Services 3.0%
[a]SBA Communications Corp.	259,019	27,696,902

Total Common Stocks (Cost $651,158,354)		896,986,553

Short Term Investments 3.1%
Money Market Funds (Cost $20,388,038) 2.2%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	20,388,038	20,388,038

Investments from Cash Collateral Received for Loaned Securities (Cost
$8,664,675) 0.9%
Money Market Funds 0.9%
[d]BNY Mellon Overnight Government Fund, 0.062%	8,664,675	8,664,675

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)
Total Investments (Cost $680,211,067) 100.8%	926,039,266
Other Assets, less Liabilities (0.8)%	(7,556,951)
Net Assets 100.0%	$918,482,315

a Non-income producing.
b A portion or all of the security is on loan at July 31, 2014.
c The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
d The rate shown is the annualized seven-day yield at period end.

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited)

Franklin Natural Resources Fund	Country	Shares	Value
Common Stocks 92.2%
Coal & Consumable Fuels 1.1%
[a,b]Energy Coal Resources, 144A	United States	199,375	$—
Peabody Energy Corp.	United States	648,250	9,833,952
			9,833,952
Commodity Chemicals 1.1%
Axiall Corp.	United States	55,000	2,355,650
LyondellBasell Industries NV, A	United States	62,500	6,640,625
			8,996,275
Construction Materials 0.4%
Martin Marietta Materials Inc.	United States	28,000	3,478,440
Diversified Metals & Mining 12.0%
BHP Billiton PLC, ADR	United Kingdom	301,000	20,516,160
First Quantum Minerals Ltd.	Zambia	175,000	4,151,264
Freeport-McMoRan Inc., B	United States	458,000	17,046,760
Glencore PLC	Switzerland	2,230,700	13,478,493
[a]Imperial Metals Corp.	Canada	282,000	4,322,543
MMG Ltd.	Australia	12,788,000	5,131,601
[a]Nautilus Minerals Inc.	Canada	746,000	355,841
PanAust Ltd.	Australia	2,777,687	5,886,008
Rio Tinto PLC, ADR	United Kingdom	217,000	12,431,930
[a]Sandfire Resources NL	Australia	961,667	5,773,775
Teck Resources Ltd., B	Canada	499,000	11,956,040
[a]Turquoise Hill Resources Ltd.	Canada	451,100	1,560,806
			102,611,221
Diversified Support Services 0.2%
[a]Civeo Corp.	United States	84,000	2,133,600
Fertilizers & Agricultural Chemicals 0.9%
The Mosaic Co.	United States	102,000	4,703,220
Potash Corp. of Saskatchewan Inc.	Canada	90,000	3,194,100
			7,897,320
Gold 5.4%
Agnico Eagle Mines Ltd.	Canada	141,000	5,243,443
AngloGold Ashanti Ltd., ADR	South Africa	270,000	4,641,300
[a]B2Gold Corp.	Canada	1,944,600	5,030,291
Barrick Gold Corp.	Canada	338,000	6,111,040
[a]G-Resources Group Ltd.	Hong Kong	86,108,260	2,488,759
Goldcorp Inc.	Canada	357,000	9,781,800
[a]Newcrest Mining Ltd.	Australia	300,000	3,039,138
Randgold Resources Ltd., ADR	Jersey Islands	81,500	7,020,410
[a]Romarco Minerals Inc.	Canada	3,632,000	2,965,170
			46,321,351
Integrated Oil & Gas 13.6%
BP PLC, ADR	United Kingdom	159,000	7,786,230
Chevron Corp.	United States	162,000	20,936,880
Exxon Mobil Corp.	United States	299,200	29,602,848
Hess Corp.	United States	94,900	9,393,202
Occidental Petroleum Corp.	United States	264,000	25,795,440
Petroleo Brasileiro SA, ADR	Brazil	424,000	6,758,560
Royal Dutch Shell PLC, A, ADR	United Kingdom	80,100	6,554,583
Total SA, B, ADR	France	148,600	9,584,700
			116,412,443
Oil & Gas Drilling 2.3%
Ensco PLC, A	United States	77,119	3,906,078
Noble Corp. PLC	United States	125,000	3,921,250
[a]Pioneer Energy Services Corp.	United States	450,937	6,633,283

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)

Rowan Cos. PLC	United States	182,000	5,554,640
			20,015,251
Oil & Gas Equipment & Services 21.1%
Baker Hughes Inc.	United States	222,100	15,273,817
[a]C&J Energy Services Inc.	United States	209,000	6,261,640
[a]Cameron International Corp.	United States	192,000	13,614,720
[a]Dresser-Rand Group Inc.	United States	91,000	5,415,410
[a]Dril-Quip Inc.	United States	46,900	4,726,113
[a]FMC Technologies Inc.	United States	139,000	8,451,200
[a]Forum Energy Technologies Inc.	United States	143,700	4,783,773
Halliburton Co.	United States	372,335	25,687,392
[a]Hornbeck Offshore Services Inc.	United States	132,000	5,768,400
[a]Key Energy Services Inc.	United States	725,800	4,456,412
National Oilwell Varco Inc.	United States	82,000	6,645,280
Oceaneering International Inc.	United States	140,000	9,507,400
[a]Oil States International Inc.	United States	55,000	3,370,950
[a]PHI Inc., non-voting	United States	84,000	3,313,800
[a]RigNet Inc.	United States	114,800	6,385,176
Schlumberger Ltd.	United States	315,804	34,229,995
Superior Energy Services Inc.	United States	447,000	15,019,200
[a]Weatherford International PLC	United States	368,000	8,232,160
			181,142,838
Oil & Gas Exploration & Production 29.4%
Anadarko Petroleum Corp.	United States	297,900	31,830,615
[a]Antero Resources Corp.	United States	31,000	1,790,560
Cabot Oil & Gas Corp., A	United States	487,000	16,046,650
Canadian Natural Resources Ltd.	Canada	245,300	10,694,959
Cimarex Energy Co.	United States	31,000	4,309,620
[a]Cobalt International Energy Inc.	United States	410,000	6,568,200
[a]Concho Resources Inc.	United States	84,600	11,911,680
Devon Energy Corp.	United States	181,000	13,665,500
[a]Diamondback Energy Inc.	United States	82,000	6,742,860
[a]Eclipse Resources Corp.	United States	226,100	4,653,138
EnCana Corp.	Canada	656,000	14,136,800
EQT Corp.	United States	90,000	8,443,800
[a]Gran Tierra Energy Inc.	Colombia	1,095,000	7,270,800
[a]Kosmos Energy Ltd.	United States	290,243	2,795,040
Marathon Oil Corp.	United States	519,000	20,111,250
[a]Matador Resources Co.	United States	189,246	5,117,212
[a]MEG Energy Corp.	Canada	178,600	6,405,779
Noble Energy Inc.	United States	171,200	11,383,088
[a]Oasis Petroleum Inc.	United States	196,000	10,476,200
[a]Ophir Energy PLC	United Kingdom	865,000	3,136,502
[a]Parsley Energy Inc., A	United States	191,200	4,315,384
[a]Rex Energy Corp.	United States	587,000	8,094,730
SM Energy Co.	United States	141,000	11,074,140
[a]Southwestern Energy Co.	United States	480,000	19,478,400
Tullow Oil PLC	United Kingdom	615,100	7,541,008
[a]Whiting Petroleum Corp.	United States	43,289	3,830,644
			251,824,559
Oil & Gas Refining & Marketing 3.4%
HollyFrontier Corp.	United States	166,000	7,803,660
Marathon Petroleum Corp.	United States	31,000	2,587,880
Phillips 66	United States	145,500	11,801,505
Valero Energy Corp.	United States	129,000	6,553,200
			28,746,245
Precious Metals & Minerals 0.3%
[a,c]Tahoe Resources Inc., 144A	United States	82,000	2,173,077
Renewable Electricity 0.1%
[a]Alterra Power Corp.	Canada	2,609,800	766,074
Specialty Chemicals 0.5%
Celanese Corp., A	United States	70,500	4,103,805

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)
Steel 0.3%
[d]Cliffs Natural Resources Inc.	United States	171,000	2,983,950
Trading Companies & Distributors 0.1%
[a]NOW Inc.	United States	23,250	748,418
Total Common Stocks (Cost $551,999,783)			790,188,819
Convertible Preferred Stocks 1.1%
Oil & Gas Exploration & Production 1.1%
Sanchez Energy Corp., 4.875%, cvt. pfd.	United States	71,000	5,626,750
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	42,000	3,533,460
Total Convertible Preferred Stocks (Cost $5,650,000)			9,160,210
Preferred Stocks (Cost $2,376,164) 0.0%
Coal & Consumable Fuels 0.0%
[a,b]Energy Coal Resources, 144A, pfd.	United States	29,847	—
		Principal Amount
Convertible Bonds (Cost $4,453,000) 0.3%
Diversified Metals & Mining 0.3%
Molycorp Inc., senior note, cvt., 6.00%, 9/01/17	United States	$4,453,000	2,780,342
Total Investments before Short Term Investments (Cost $564,478,947)			802,129,371
		Shares

Short Term Investments 7.2%
Money Market Funds (Cost $59,142,293) 6.9%
[a,e]Institutional Fiduciary Trust Money Market Portfolio	United States	59,142,293	59,142,293
Investments from Cash Collateral Received for Loaned Securities (Cost
$2,953,600) 0.3%
Money Market Funds 0.3%
[f]BNY Mellon Overnight Government Fund, 0.062%	United States	2,953,600	2,953,600
Total Investments (Cost $626,574,841) 100.8%			864,225,264
Other Assets, less Liabilities (0.8)%			(7,005,429)
Net Assets 100.0%			$857,219,835

a Non-income producing.
b See Note 5 regarding restricted securities.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July
31, 2014, the value of this security was $2,173,077, representing 0.25% of net assets.
d A portion or all of the security is on loan at July 31, 2014.
e The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
f The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited)

Franklin Small Cap Growth Fund	Shares	Value
Common Stocks 95.2%
Consumer Discretionary 19.3%
[a]2U Inc.	607,223	$8,537,555
[a]American Axle & Manufacturing Holdings Inc.	1,224,300	22,514,877
[a]American Public Education Inc.	441,800	15,772,260
[a]Buffalo Wild Wings Inc.	90,900	13,209,588
[a]Citi Trends Inc.	413,100	8,323,965
[a]Grand Canyon Education Inc.	560,000	24,080,000
[a]HomeAway Inc.	708,400	24,595,648
[a]Imax Corp. (Canada)	1,018,700	26,781,623
KB Home	883,700	14,404,310
Lithia Motors Inc.	269,195	23,917,976
[a]M/I Homes Inc.	859,700	17,692,626
[a,b]Mattress Firm Holding Corp.	299,600	13,961,360
[a,b]Noodles & Co.	611,600	17,185,960
[a]Nord Anglia Education Inc. (Hong Kong)	638,900	12,011,320
[a,b]Potbelly Corp.	1,107,600	12,837,084
[a]Shutterfly Inc.	729,000	35,954,280
[a,b]Sportsman's Warehouse Holdings Inc.	1,235,200	7,151,808
[a]Tenneco Inc.	429,200	27,340,040
[a,b]Tile Shop Holdings Inc.	2,020,500	20,427,255
[a]Vitamin Shoppe Inc.	230,800	9,843,620
Wolverine World Wide Inc.	901,100	21,860,686
		378,403,841
Consumer Staples 2.5%
[a,b]Boston Beer Inc., A	59,500	13,113,800
[a]SonOpta Inc. (Canada)	1,099,100	13,584,876
[a]TreeHouse Foods Inc.	304,700	22,395,450
		49,094,126
Energy 4.4%
[a]C&J Energy Services Inc.	357,800	10,719,688
[a]Key Energy Services Inc.	1,600,800	9,828,912
[a]Matador Resources Co.	540,500	14,615,120
[a]Pioneer Energy Services Corp.	584,800	8,602,408
[a]Rex Energy Corp.	1,333,600	18,390,344
[a]Sanchez Energy Corp.	498,500	15,812,420
[a]Synergy Resources Corp.	799,351	8,409,173
		86,378,065
Financials 7.2%
BBCN Bancorp Inc.	891,200	13,385,824
[a]Essent Group Ltd.	532,209	9,691,526
Evercore Partners Inc.	270,400	14,753,024
Independent Bank Group Inc.	312,367	14,996,740
Manning & Napier Inc.	446,300	7,654,045
[a]Square 1 Financial Inc., A	462,500	8,815,250
[a]Talmer Bancorp Inc., A	1,004,500	13,450,255
[a]Texas Capital Bancshares Inc.	174,103	9,062,061
Virtus Investment Partners Inc.	129,903	26,636,610
[a]Western Alliance Bancorp	947,800	21,704,620
		140,149,955
Health Care 17.4%
[a]Adeptus Health Inc., A	408,500	10,514,790
[a]Aratana Therapeutics Inc.	1,222,236	14,092,381
[a]Celldex Therapeutics Inc.	1,204,000	15,760,360
[a,b]Corium International Inc.	590,150	3,788,763
[a]DexCom Inc.	695,900	26,221,512
[a,b]EXACT Sciences Corp.	575,713	8,986,880
[a]Fluidigm Corp.	454,600	13,015,198
[a]Greatbatch Inc.	443,300	21,947,783
[a]HealthEquity Inc.	254,100	4,472,160

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)
[a]HealthStream Inc.	397,700	9,926,592
[a]HeartWare International Inc.	198,400	16,707,264
[a]Heron Therapeutics Inc.	399,193	3,508,907
[a]HMS Holdings Corp.	1,018,500	18,750,585
[a]Impax Laboratories Inc.	633,900	14,826,921
[a]Karyopharm Therapeutics Inc.	458,486	15,904,879
[a]MWI Veterinary Supply Inc.	116,200	16,414,412
[a]Neogen Corp.	356,100	15,547,326
[a]PAREXEL International Corp.	513,000	27,476,280
[a]Phibro Animal Health Corp.	350,400	6,643,584
[a]Revance Therapeutics Inc.	381,700	11,710,556
[a]Sagent Pharmaceuticals Inc.	989,952	25,223,977
[a]The Spectranetics Corp.	788,300	20,219,895
[a]Tandem Diabetes Care Inc.	512,700	6,403,623
[a]Thoratec Corp.	258,300	8,394,750
[a]Volcano Corp.	336,000	5,547,360
		342,006,738
Industrials 16.2%
[a]The Advisory Board Co.	563,000	28,228,820
Allegiant Travel Co.	183,100	21,561,856
Altra Industrial Motion Corp.	669,700	20,995,095
[a]Astronics Corp.	465,800	27,016,400
[a]Beacon Roofing Supply Inc.	175,900	4,861,876
[a]DigitalGlobe Inc.	941,800	24,628,070
Exponent Inc.	191,608	13,619,497
[a]Hub Group Inc., A	445,200	20,559,336
[a]Huron Consulting Group Inc.	119,200	7,204,448
Interface Inc.	1,361,700	21,582,945
[a,b]The KEYW Holding Corp.	1,321,213	17,307,890
The Manitowoc Co. Inc.	465,300	12,358,368
Mobile Mini Inc.	516,600	19,506,816
[a]Paylocity Holding Corp.	337,825	6,617,992
[a]Proto Labs Inc.	261,500	21,181,500
[a]Spirit Airlines Inc.	176,900	11,572,798
Steelcase Inc., A	991,400	14,970,140
US Ecology Inc.	527,990	23,896,827
		317,670,674
Information Technology 25.9%
[a]A10 Networks Inc.	823,900	8,898,120
[a,b]Bazaarvoice Inc.	3,376,400	25,019,124
[a,b]Benefitfocus Inc.	232,030	8,942,436
[a,b]Borderfree Inc.	645,300	8,588,943
[a]Bottomline Technologies Inc.	887,704	25,130,900
[a]BroadSoft Inc.	1,041,600	25,415,040
[a]Callidus Software Inc.	1,630,800	17,482,176
[a]Cavium Inc.	371,500	17,330,475
[a]CIBER Inc.	1,363,400	4,758,266
[a]Cognex Corp.	716,400	29,358,072
[a]Coherent Inc.	352,400	20,759,884
[a]Cvent Inc.	694,128	18,956,636
[a]Demandware Inc.	488,800	29,445,312
EVERTEC Inc. (Puerto Rico)	244,300	5,462,548
[a]FARO Technologies Inc.	522,200	26,438,986
[a]Global Eagle Entertainment Inc.	930,656	9,492,691
[a]Guidewire Software Inc.	407,600	16,507,800
Intersil Corp., A	1,732,900	22,233,107
[a]Ixia	1,781,500	19,062,050
[a]Lattice Semiconductor Corp.	4,167,000	28,502,280
Methode Electronics Inc.	420,300	13,441,194
[a,b]MobileIron Inc.	592,100	5,328,900
[a]Nanometrics Inc.	1,197,900	18,639,324
[a,b]Q2 Holdings Inc.	835,100	10,998,267
[a]Sapient Corp.	1,418,420	20,935,879
[a]Semtech Corp.	828,700	18,504,871

Franklin Strategic Series
Statement of Investments, July 31, 2014 (unaudited) (continued)
[a]Shoretel Inc.	839,000	5,185,020
[a]Silicon Laboratories Inc.	368,800	15,021,224
[a]ViaSat Inc.	458,400	26,802,648
[a,b]Zendesk Inc.	314,700	5,472,633
		508,114,806
Materials 2.3%
H.B. Fuller Co.	579,300	25,865,745
Quaker Chemical Corp.	264,700	18,690,467
		44,556,212
Total Common Stocks (Cost $1,704,138,401)		1,866,374,417
Short Term Investments 10.0%
Money Market Funds (Cost $96,112,336) 4.9%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	96,112,336	96,112,336
Investments from Cash Collateral Received for Loaned Securities (Cost
$98,969,950) 5.1%
Money Market Funds 5.1%
[d]BNY Mellon Overnight Government Fund, 0.062%	98,969,950	98,969,950
Total Investments (Cost $1,899,220,687) 105.2%		2,061,456,703
Other Assets, less Liabilities (5.2)%		(101,246,200)
Net Assets 100.0%		$1,960,210,503

a Non-income producing.
b A portion or all of the security is on loan at July 31, 2014.
c The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
d The rate shown is the annualized seven-day yield at period end.

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited)

Franklin Small-Mid Cap Growth Fund	Shares	Value
Common Stocks 97.0%
Consumer Discretionary 21.1%
[a]AMC Networks Inc., A	229,100	$13,716,217
BorgWarner Inc.	559,800	34,847,550
[a]BRP Inc. (Canada)	614,600	14,675,079
[a]Buffalo Wild Wings Inc.	156,900	22,800,708
[a]Charter Communications Inc., A	139,500	21,555,540
[a]Chipotle Mexican Grill Inc.	60,900	40,955,250
Dick's Sporting Goods Inc.	620,400	26,385,612
[a]Grand Canyon Education Inc.	535,400	23,022,200
Harman International Industries Inc.	229,800	24,944,790
[a]HomeAway Inc.	615,400	21,366,688
[a]Imax Corp. (Canada)	868,600	22,835,494
[a]Jarden Corp.	665,528	37,203,015
[a]Kate Spade & Co.	389,900	14,749,917
[b]KB Home	2,133,200	34,771,160
Liberty Media Corp., A	240,300	11,306,115
[a]Liberty Media Corp., C	480,600	22,588,200
[a]Liberty Ventures, A	324,600	22,449,336
Marriott International Inc., A	575,100	37,214,721
MGM Resorts International	839,500	22,532,180
[a]Michael Kors Holdings Ltd.	203,300	16,564,884
[a]Netflix Inc.	85,130	35,986,154
[a]Norwegian Cruise Line Holdings Ltd.	806,900	26,450,182
The Ryland Group Inc.	524,400	16,833,240
[a]Shutterfly Inc.	474,700	23,412,204
[a]Tenneco Inc.	673,500	42,901,950
Tractor Supply Co.	359,900	22,374,983
[a]Under Armour Inc., A	637,400	42,546,450
Wolverine World Wide Inc.	1,457,500	35,358,950
Wynn Resorts Ltd.	215,500	45,944,600
		778,293,369
Consumer Staples 3.8%
[a]Boston Beer Inc., A	121,800	26,844,720
Mead Johnson Nutrition Co., A	489,000	44,714,160
[a]Monster Beverage Corp.	299,900	19,181,604
[a]TreeHouse Foods Inc.	376,500	27,672,750
Whole Foods Market Inc.	538,028	20,563,430
		138,976,664
Energy 6.7%
Cabot Oil & Gas Corp., A	1,101,910	36,307,934
[a]Cameron International Corp.	232,000	16,451,120
[a]Concho Resources Inc.	349,000	49,139,200
[a]Diamondback Energy Inc.	348,100	28,624,263
[a]Eclipse Resources Corp.	635,500	13,078,590
[a]Matador Resources Co.	496,888	13,435,852
[a]Memorial Resource Development Corp.	302,655	6,955,012
[a]Oasis Petroleum Inc.	821,800	43,925,210
Oceaneering International Inc.	227,300	15,435,943
Superior Energy Services Inc.	739,400	24,843,840
		248,196,964
Financials 6.2%
[a]Affiliated Managers Group Inc.	251,800	50,171,150
Brown & Brown Inc.	672,800	20,708,784
Intercontinental Exchange Inc.	227,048	43,643,167
Jones Lang LaSalle Inc.	144,900	17,924,130
Lazard Ltd., A	556,200	29,089,260
[a]Signature Bank	349,200	39,944,988

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)

T. Rowe Price Group Inc.	342,800	26,621,848
		228,103,327
Health Care 19.1%
Agilent Technologies Inc.	492,600	27,629,934
[a]Alnylam Pharmaceuticals Inc.	282,900	15,290,745
[a]BioMarin Pharmaceutical Inc.	151,500	9,365,730
[a]CareFusion Corp.	549,400	24,058,226
[a]Catamaran Corp.	669,300	30,446,457
[a]Celldex Therapeutics Inc.	1,096,400	14,351,876
[a]Cerner Corp.	588,000	32,457,600
The Cooper Cos. Inc.	284,600	45,786,448
[a]DaVita HealthCare Partners Inc.	584,600	41,179,224
DENTSPLY International Inc.	584,800	27,146,416
[a]DexCom Inc.	282,300	10,637,064
[a]Edwards Lifesciences Corp.	184,700	16,669,175
[a]Envision Healthcare Holdings Inc.	909,300	32,507,475
[a]HCA Holdings Inc.	620,200	40,505,262
HealthEquity Inc.	44,100	776,160
[a]HeartWare International Inc.	163,600	13,776,756
[a]HMS Holdings Corp.	661,800	12,183,738
[a]Illumina Inc.	154,900	24,770,059
[a]Incyte Corp.	148,700	7,073,659
[a]Insulet Corp.	264,400	9,343,896
[a]Intercept Pharmaceuticals Inc.	17,300	4,019,828
[a]Karyopharm Therapeutics Inc.	341,700	11,853,573
[a]Medivation Inc.	303,892	22,557,903
[a]Mettler-Toledo International Inc.	146,200	37,593,868
Perrigo Co. PLC	310,817	46,762,418
[a]Portola Pharmaceuticals Inc.	49,000	1,231,860
[a]Puma Biotechnology Inc.	34,000	7,538,480
[a]Quintiles Transnational Holdings Inc.	728,400	40,011,012
[a]Sagent Pharmaceuticals Inc.	866,300	22,073,324
St. Jude Medical Inc.	395,500	25,782,645
[a]Tandem Diabetes Care Inc.	591,400	7,386,586
[a]Vertex Pharmaceuticals Inc.	133,700	11,887,267
Zoetis Inc.	941,300	30,978,183
		705,632,847
Industrials 19.0%
Acuity Brands Inc.	204,700	21,958,169
[a]The Advisory Board Co.	424,200	21,269,388
Allegiant Travel Co.	271,870	32,015,411
AMETEK Inc.	1,019,950	49,661,366
[a]Colfax Corp.	547,800	34,494,966
[a]DigitalGlobe Inc.	956,900	25,022,935
Flowserve Corp.	597,100	44,209,284
[a]Genesee & Wyoming Inc.	300,200	29,938,946
[a]Hexcel Corp.	700,100	26,078,725
[a]IHS Inc., A	362,900	47,674,173
Interface Inc.	709,400	11,243,990
J.B. Hunt Transport Services Inc.	307,800	23,780,628
[a]Jacobs Engineering Group Inc.	387,400	19,683,794
Kansas City Southern	196,100	21,386,666
The Manitowoc Co. Inc.	871,900	23,157,664
[a]Proto Labs Inc.	140,700	11,396,700
Robert Half International Inc.	834,900	40,617,885
Rockwell Automation Inc.	170,300	19,015,698
Roper Industries Inc.	386,330	55,658,563
[a]Spirit Airlines Inc.	433,900	28,385,738
Towers Watson & Co.	120,100	12,252,602
[a]United Rentals Inc.	398,000	42,148,200
[a]Verisk Analytics Inc., A	249,800	14,997,992
W.W. Grainger Inc.	69,200	16,272,380

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)

[a]WABCO Holdings Inc.	295,700	28,824,836
		701,146,699
Information Technology 18.6%
[a]Alliance Data Systems Corp.	54,600	14,321,034
[a]ANSYS Inc.	299,800	23,066,612
Applied Materials Inc.	1,797,100	37,667,216
Avago Technologies Ltd. (Singapore)	387,500	26,884,750
[a]Bottomline Technologies Inc.	565,600	16,012,136
[a]Cognex Corp.	931,000	38,152,380
[a]Demandware Inc.	347,100	20,909,304
[a]Electronic Arts Inc.	665,000	22,344,000
[a]Equinix Inc.	130,000	27,887,600
[a]FleetCor Technologies Inc.	243,800	32,374,202
[a]Global Eagle Entertainment Inc.	1,210,400	12,346,080
Intersil Corp., A	2,037,800	26,144,974
[a]JDS Uniphase Corp.	1,774,600	21,064,502
Lam Research Corp.	299,000	20,930,000
[a]LinkedIn Corp., A	202,300	36,543,472
Maxim Integrated Products Inc.	764,500	22,407,495
[a]NetSuite Inc.	169,800	14,315,838
[a]NXP Semiconductors NV (Netherlands)	801,300	49,961,055
[a]Pandora Media Inc.	446,500	11,216,080
[a]Red Hat Inc.	301,000	17,494,120
[a]Semtech Corp.	518,300	11,573,639
[a]ServiceNow Inc.	180,000	10,584,000
[a,b]Stratasys Ltd.	67,600	6,796,504
[a]Trimble Navigation Ltd.	1,084,300	33,504,870
[a]Twitter Inc.	751,900	33,978,361
[a]Vantiv Inc., A	557,200	18,265,016
[a]ViaSat Inc.	457,896	26,773,179
[a]Workday Inc.	155,100	13,003,584
Xilinx Inc.	410,900	16,900,317
[a]Yelp Inc.	343,700	23,082,892
		686,505,212
Materials 1.9%
Cytec Industries Inc.	279,600	28,197,660
H.B. Fuller Co.	466,933	20,848,558
Martin Marietta Materials Inc.	187,300	23,268,279
		72,314,497
Utilities 0.6%
[a]Calpine Corp.	997,600	21,987,104

Total Common Stocks (Cost $2,427,158,149)		3,581,156,683

Short Term Investments 4.1%
Money Market Funds (Cost $146,544,509) 3.9%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	146,544,509	146,544,509

Investments from Cash Collateral Received for Loaned Securities (Cost
$7,365,000) 0.2%
Money Market Funds 0.2%
[d]BNY Mellon Overnight Government Fund, 0.062%	7,365,000	7,365,000

Total Investments (Cost $2,581,067,658) 101.1%		3,735,066,192

Other Assets, less Liabilities (1.1)%		(41,658,040)
Net Assets 100.0%		$3,693,408,152

Franklin Strategic Series
Statement of Investments, July 31, 2014 (unaudited) (continued)
a Non-income producing.
b A portion or all of the security is on loan at July 31, 2014.
c The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
d The rate shown is the annualized seven-day yield at period end.

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited)

Franklin Strategic Income Fund	Country	Shares/Units		Value
Common Stocks and Other Equity Interests 0.6%
Consumer Services 0.1%
[a,b,c]Turtle Bay Resort	United States	5,579,939		$7,532,918
Diversified Financials 0.5%
iShares iBoxx High Yield Corporate Bond ETF	United States	500,000		46,220,000
Materials 0.0%†
NewPage Holdings Inc.	United States	28,000		2,590,000
Transportation 0.0%†
[a]CEVA Holdings LLC	United Kingdom	1,570		1,726,967
Total Common Stocks and Other Equity Interests (Cost $59,352,067)				58,069,885
Convertible Preferred Stocks 0.0%†
Transportation 0.0%†
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	62		89,900
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	3,399		3,738,416
Total Convertible Preferred Stocks (Cost $5,149,789)				3,828,316
Preferred Stocks (Cost $3,845,000) 0.0%†
Diversified Financials 0.0%†
GMAC Capital Trust I, 8.125%, pfd.	United States	153,800		4,180,284
		Principal Amount*
Corporate Bonds 33.8%
Automobiles & Components 0.6%
[d]Avis Budget Finance PLC, senior note, 144A, 6.00%, 3/01/21	United States	9,000,000	EUR	12,863,481
General Motors Co., senior bond, 4.875%, 10/02/23	United States	20,000,000		20,975,000
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	United States	15,000,000		15,937,500
				49,775,981
Banks 2.7%
Bank of America Corp.,
[e] M, junior sub. bond, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	22,000,000		24,468,312
senior note, 5.65%, 5/01/18	United States	10,000,000		11,257,650
CIT Group Inc., senior note,
5.375%, 5/15/20	United States	6,900,000		7,339,875
5.00%, 8/15/22	United States	18,000,000		18,652,500
[d] 144A, 6.625%, 4/01/18	United States	7,000,000		7,743,750
Citigroup Inc.,
[e] M, junior sub. bond, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	6,900,000		6,956,932
senior note, 3.875%, 10/25/23	United States	20,000,000		20,351,500
sub. bond, 5.50%, 9/13/25	United States	15,000,000		16,529,070
sub. note, 4.05%, 7/30/22	United States	5,000,000		5,099,795
JPMorgan Chase & Co.,
[e] junior sub. bond, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	5,000,000		4,953,945
[e] junior sub. bond, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	10,000,000		10,200,000
senior note, 4.25%, 10/15/20	United States	15,000,000		16,116,705
senior note, 3.25%, 9/23/22	United States	5,000,000		4,979,230
sub. note, 3.375%, 5/01/23	United States	10,000,000		9,730,890
Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17	United States	10,000,000		11,357,490
Royal Bank of Scotland Group PLC, sub. note,
6.125%, 12/15/22	United Kingdom	10,000,000		10,787,500
5.125%, 5/28/24	United Kingdom	2,600,000		2,596,750
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	United Kingdom	13,000,000	EUR	20,168,854
[e]Wells Fargo & Co., S, junior sub. bond, 5.90% to 6/15/14, FRN thereafter, Perpetual	United States	31,400,000		32,875,800
				242,166,548
Capital Goods 0.9%
[d]Abengoa Finance SAU, senior note, 144A,
8.875%, 11/01/17	Spain	18,000,000		20,148,750
7.75%, 2/01/20	Spain	2,600,000		2,850,250
Case New Holland Inc., senior note, 7.875%, 12/01/17	United States	6,000,000		6,877,500
[d]KM Germany Holdings GmbH, secured note, 144A, 8.75%, 12/15/20	Germany	10,000,000	EUR	15,004,048
Meritor Inc., senior note, 6.75%, 6/15/21	United States	4,000,000		4,260,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	12,200,000		12,642,250
Terex Corp., senior note, 6.00%, 5/15/21	United States	15,000,000		15,787,500
[d]TransDigm Inc.,
senior sub. bond, 144A, 6.50%, 7/15/24	United States	4,000,000		4,045,000
senior sub. note, 144A, 6.00%, 7/15/22	United States	4,000,000		4,025,000
				85,640,298
Commercial & Professional Services 0.0%†
[d]Algeco Scotsman Global Finance PLC, first lien, 144A, 9.00%, 10/15/18	United Kingdom	1,700,000	EUR	2,372,865
Consumer Durables & Apparel 0.8%
[d]Financiere Gaillon 8 SAS, senior note, 144A, 7.00%, 9/30/19	France	15,000,000	EUR	19,204,846
KB Home, senior note,
4.75%, 5/15/19	United States	9,400,000		9,306,000
7.00%, 12/15/21	United States	13,300,000		14,330,750
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	2,200,000		2,323,750
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	10,300,000		10,866,500
Visant Corp., senior note, 10.00%, 10/01/17	United States	14,300,000		13,942,500
				69,974,346
Consumer Services 0.9%
Caesars Entertainment Operating Co. Inc., senior secured note,
11.25%, 6/01/17	United States	22,000,000		19,470,000
first lien, 9.00%, 2/15/20	United States	1,900,000		1,591,250
first lien, 9.00%, 2/15/20	United States	2,000,000		1,665,000
[d,f]Financiere Quick SAS,
144A, FRN, 7.703%, 10/15/19	France	6,600,000	EUR	8,609,547
secured note, 144A, FRN, 4.953%, 4/15/19	France	6,900,000	EUR	9,040,384
MGM Resorts International, senior note,
6.625%, 7/15/15	United States	15,000,000		15,667,500
7.50%, 6/01/16	United States	1,000,000		1,090,000
10.00%, 11/01/16	United States	1,000,000		1,165,000
8.625%, 2/01/19	United States	700,000		817,250
6.75%, 10/01/20	United States	1,800,000		1,953,000
6.625%, 12/15/21	United States	10,000,000		10,825,000
7.75%, 3/15/22	United States	2,000,000		2,300,000
Pinnacle Entertainment Inc.,
senior note, 6.375%, 8/01/21	United States	4,900,000		5,071,500
senior sub. note, 7.75%, 4/01/22	United States	2,200,000		2,367,750
				81,633,181
Diversified Financials 1.8%
Ally Financial Inc., senior note, 7.50%, 9/15/20	United States	28,000,000		32,375,000
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	33,000,000		31,802,100
E*TRADE Financial Corp., senior note, 6.375%, 11/15/19	United States	10,000,000		10,650,000
General Electric Capital Corp.,
senior note, A, 8.50%, 4/06/18	United States	94,000,000	MXN	8,004,626
sub. note, 5.30%, 2/11/21	United States	15,000,000		17,125,230
General Motors Financial Co. Inc.,
senior bond, 4.25%, 5/15/23	United States	3,700,000		3,649,125
senior note, 3.25%, 5/15/18	United States	2,100,000		2,102,625
GMAC Inc., sub. note, 8.00%, 12/31/18	United States	4,000,000		4,700,000
[d]Neuberger Berman Group LLC/Finance Corp., senior note, 144A,
5.625%, 3/15/20	United States	4,000,000		4,210,000
5.875%, 3/15/22	United States	10,000,000		10,750,000
SLM Corp., senior note,
8.45%, 6/15/18	United States	14,100,000		16,320,750
5.50%, 1/15/19	United States	16,000,000		16,600,000
				158,289,456
Energy 8.2%
Access Midstream Partner LP/ACMP Finance Corp., senior note,
5.875%, 4/15/21	United States	8,900,000		9,411,750
6.125%, 7/15/22	United States	7,300,000		7,838,375
BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%, 4/15/22	United States	7,200,000		7,560,000
CGG SA, senior note,
7.75%, 5/15/17	France	3,429,000		3,497,580
6.50%, 6/01/21	France	10,000,000		9,550,000

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)
[d] 144A, 5.875%, 5/15/20	France	3,500,000	EUR	4,645,146
[d] 144A, 6.875%, 1/15/22	France	10,000,000		9,675,000
Chaparral Energy Inc., senior note,
9.875%, 10/01/20	United States	8,000,000		8,840,000
8.25%, 9/01/21	United States	8,000,000		8,600,000
7.625%, 11/15/22	United States	1,400,000		1,473,500
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	5,000,000		5,275,000
senior secured note, first lien, 9.25%, 10/15/20	Canada	16,200,000		17,394,750
Chesapeake Energy Corp., senior note,
7.25%, 12/15/18	United States	1,000,000		1,137,500
6.625%, 8/15/20	United States	16,000,000		17,910,000
6.125%, 2/15/21	United States	6,000,000		6,540,000
5.75%, 3/15/23	United States	14,000,000		15,015,000
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	22,000,000		23,210,000
CONSOL Energy Inc., senior note,
8.25%, 4/01/20	United States	8,000,000		8,560,000
6.375%, 3/01/21	United States	1,600,000		1,688,000
[d,g] 144A, 5.875%, 4/15/22	United States	15,000,000		15,234,375
El Paso Corp.,
senior bond, 6.50%, 9/15/20	United States	9,000,000		9,945,000
senior note, 7.00%, 6/15/17	United States	3,500,000		3,876,250
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	30,000,000		33,675,000
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	10,000,000		11,019,880
Energy XXI Gulf Coast Inc., senior note,
9.25%, 12/15/17	United States	15,000,000		15,750,000
7.50%, 12/15/21	United States	2,100,000		2,205,000
[d] 144A, 6.875%, 3/15/24	United States	12,600,000		12,568,500
[d]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	10,000,000		10,143,750
[d]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	20,000,000		20,700,000
[d]Gaz Capital SA (OJSC Gazprom), loan participation,
senior bond, 144A, 6.51%, 3/07/22	Russia	8,000,000		8,324,000
senior note, 144A, 5.092%, 11/29/15	Russia	7,000,000		7,235,550
senior note, 144A, 3.85%, 2/06/20	Russia	15,000,000		13,972,875
Halcon Resources Corp., senior note,
9.75%, 7/15/20	United States	4,000,000		4,280,000
8.875%, 5/15/21	United States	15,000,000		15,637,500
9.25%, 2/15/22	United States	5,300,000		5,598,125
[d]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	17,000,000		18,487,500
Linn Energy LLC/Finance Corp., senior note,
6.50%, 5/15/19	United States	2,000,000		2,053,750
6.25%, 11/01/19	United States	8,000,000		8,160,000
8.625%, 4/15/20	United States	10,000,000		10,612,500
7.75%, 2/01/21	United States	10,000,000		10,525,000
[d]LUKOIL International Finance BV, senior note, 144A, 4.563%, 4/24/23	Russia	30,000,000		27,825,900
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	18,200,000		19,155,500
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	12,500,000		12,968,750
[d]Oasis Petroleum Inc., senior note, 144A, 6.875%, 3/15/22	United States	10,400,000		11,310,000
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	10,000,000		9,925,000
senior secured note, first lien, 7.50%, 11/01/19	United States	15,000,000		15,590,625
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	18,000,000		19,395,000
Peabody Energy Corp., senior note,
7.375%, 11/01/16	United States	2,000,000		2,150,000
6.00%, 11/15/18	United States	5,000,000		5,012,500
6.50%, 9/15/20	United States	8,300,000		7,988,750
6.25%, 11/15/21	United States	20,000,000		19,050,000
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	10,000,000		11,125,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., senior note,
8.375%, 6/01/20	United States	6,540,000		7,292,100
6.50%, 5/15/21	United States	5,000,000		5,337,500
Plains Exploration & Production Co., senior note,
6.125%, 6/15/19	United States	1,100,000		1,223,750

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)
8.625%, 10/15/19	United States	1,000,000	1,060,000
6.625%, 5/01/21	United States	2,562,000	2,863,035
6.75%, 2/01/22	United States	1,295,000	1,469,825
6.875%, 2/15/23	United States	3,816,000	4,436,100
QR Energy LP/QRE Finance Corp. LLC, senior note, 9.25%, 8/01/20	United States	16,950,000	19,492,500
Quicksilver Resources Inc.,
[d,f]secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	12,000,000	11,790,000
senior note, 9.125%, 8/15/19	United States	5,000,000	4,600,000
Regency Energy Partners LP/Regency Energy Finance Corp.,
senior bond, 5.50%, 4/15/23	United States	5,000,000	5,075,000
senior note, 5.875%, 3/01/22	United States	1,300,000	1,365,000
senior note, 5.00%, 10/01/22	United States	4,100,000	4,053,875
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	24,000,000	24,960,000
first lien, 5.625%, 4/15/23	United States	6,200,000	6,324,000
[d] senior secured note, first lien, 144A, 5.75%, 5/15/24	United States	3,300,000	3,353,625
[d]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	20,000,000	20,350,000
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	12,600,000	13,734,000
[d] 144A, 6.125%, 1/15/23	United States	5,300,000	5,300,000
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	20,000,000	21,400,000
			734,803,491
Food & Staples Retailing 0.2%
[d]Cencosud SA, senior note, 144A, 4.875%, 1/20/23	Chile	20,000,000	19,952,100
Food, Beverage & Tobacco 0.9%
[d]Barry Callebaut Services SA, senior note, 144A, 5.50%, 6/15/23	Belgium	5,300,000	5,654,437
Constellation Brands Inc., senior note, 4.25%, 5/01/23	United States	10,600,000	10,414,500
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	15,288,000	15,784,860
[d]JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	6,800,000	6,723,500
senior note, 144A, 8.25%, 2/01/20	United States	15,600,000	16,926,000
senior note, 144A, 7.25%, 6/01/21	United States	4,500,000	4,837,500
[d]Post Holdings Inc., senior note, 144A,
6.75%, 12/01/21	United States	15,800,000	16,451,750
6.00%, 12/15/22	United States	3,700,000	3,667,625
[d]Smithfield Foods Inc., senior note, 144A,
5.25%, 8/01/18	United States	2,500,000	2,567,188
5.875%, 8/01/21	United States	2,000,000	2,120,000
			85,147,360
Health Care Equipment & Services 1.3%
Alere Inc., senior sub. note, 6.50%, 6/15/20	United States	4,900,000	5,034,750
[d]AmSurg Corp., senior note, 144A, 5.625%, 7/15/22	United States	4,100,000	4,135,875
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	10,200,000	10,967,040
senior note, 7.125%, 7/15/20	United States	6,000,000	6,412,500
[d] senior note, 144A, 6.875%, 2/01/22	United States	3,300,000	3,390,750
senior secured note, 5.125%, 8/15/18	United States	6,000,000	6,165,000
DaVita HealthCare Partners Inc.,
senior bond, 5.125%, 7/15/24	United States	7,100,000	7,006,813
senior note, 5.75%, 8/15/22	United States	10,000,000	10,587,500
HCA Inc.,
senior note, 6.50%, 2/15/16	United States	3,000,000	3,202,500
senior note, 7.50%, 2/15/22	United States	8,100,000	9,193,500
senior note, 5.875%, 5/01/23	United States	15,000,000	15,487,500
senior secured bond, 7.25%, 9/15/20	United States	1,700,000	1,802,000
senior secured note, 5.875%, 3/15/22	United States	10,000,000	10,643,750
Tenet Healthcare Corp.,
first lien, 6.00%, 10/01/20	United States	2,700,000	2,841,750
senior note, 8.125%, 4/01/22	United States	8,400,000	9,408,000
[d] senior note, 144A, 5.00%, 3/01/19	United States	6,700,000	6,616,250
			112,895,478
Insurance 0.5%
[d]MetLife Capital Trust X, secured bond, 144A, 9.25% to 4/08/38, FRN thereafter, 4/08/68	United States	1,900,000	2,736,000
MetLife Inc., junior sub. note, 6.40% to 12/15/36, FRN thereafter, 12/15/66	United States	20,000,000	22,516,000

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)
[d]Mitsui Sumitomo Insurance Co. Ltd., junior sub. note, 144A, 7.00% to 3/15/22, FRN
thereafter, 3/15/72	Japan	20,000,000		23,677,000
				48,929,000
Materials 4.0%
ArcelorMittal, senior note,
6.00%, 3/01/21	Luxembourg	20,000,000		21,118,600
6.75%, 2/25/22	Luxembourg	15,000,000		16,328,175
[d]Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Luxembourg	5,000,000		5,443,750
[d]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.25%, 1/31/19	Luxembourg	2,000,000		2,000,000
senior note, 144A, 7.00%, 11/15/20	Luxembourg	1,764,706		1,760,294
senior note, 144A, 6.75%, 1/31/21	Luxembourg	2,400,000		2,430,000
senior note, 144A, 6.00%, 6/30/21	Luxembourg	3,100,000		3,016,687
[f]senior secured note, 144A, FRN, 3.232%, 12/15/19	Luxembourg	8,700,000		8,547,750
[d]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	15,000,000		13,940,625
[d]Cemex Finance LLC, senior secured note, 144A,
9.375%, 10/12/22	Mexico	1,400,000		1,603,000
6.00%, 4/01/24	Mexico	5,800,000		5,825,375
[d]Cemex SAB de CV,
secured note, 144A, 5.875%, 3/25/19	Mexico	10,000,000		10,143,750
senior secured note, 144A, 9.00%, 1/11/18	Mexico	20,000,000		21,300,000
[d]Faenza GmbH, senior note, 144A, 8.25%, 8/15/21	Germany	6,700,000	EUR	9,895,726
[d]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	15,000,000		15,375,000
7.00%, 2/15/21	Canada	14,125,000		14,619,375
[d]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.00%, 4/01/17	Australia	2,000,000		2,041,250
6.875%, 2/01/18	Australia	12,000,000		12,480,000
8.25%, 11/01/19	Australia	15,000,000		16,181,250
[d]Glencore Funding LLC, senior note, 144A,
4.125%, 5/30/23	Switzerland	7,500,000		7,492,327
4.625%, 4/29/24	Switzerland	5,000,000		5,126,000
[d]Ineos Finance PLC, senior secured note, 144A,
8.375%, 2/15/19	Switzerland	700,000		759,937
7.50%, 5/01/20	Switzerland	2,000,000		2,145,000
[d]Ineos Group Holdings SA, senior note, 144A,
6.125%, 8/15/18	Switzerland	6,800,000		6,893,500
6.50%, 8/15/18	Switzerland	6,100,000	EUR	8,519,504
5.75%, 2/15/19	Switzerland	2,800,000	EUR	3,833,271
[d]Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	12,000,000	EUR	16,995,460
Novelis Inc., senior note,
8.375%, 12/15/17	Canada	9,000,000		9,472,500
8.75%, 12/15/20	Canada	8,000,000		8,680,000
[d]Orion Engineered Carbons Bondco GmbH, senior secured bond, 144A, 10.00%,
6/15/18	Germany	10,400,000	EUR	14,960,199
[d,h]Orion Engineered Carbons Finance & Co. SCA, senior note, 144A, PIK, 9.25%, 8/01/19	Germany	3,000,000		3,122,160
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	6,600,000		6,748,500
senior note, 8.50%, 5/15/18	United States	14,000,000		14,542,500
senior note, 9.00%, 4/15/19	United States	1,000,000		1,047,500
senior note, 9.875%, 8/15/19	United States	400,000		433,000
senior note, 8.25%, 2/15/21	United States	10,000,000		10,650,000
senior secured note, 7.125%, 4/15/19	United States	5,000,000		5,200,000
[d]Sealed Air Corp., senior note, 144A,
8.125%, 9/15/19	United States	4,000,000		4,345,000
6.50%, 12/01/20	United States	4,000,000		4,400,000
8.375%, 9/15/21	United States	4,000,000		4,490,000
[d]U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, 144A, 5.75%, 2/01/21	United States	8,000,000	EUR	11,380,650
[d]Xstrata Finance Canada Ltd., senior note, 144A, 4.95%, 11/15/21	Canada	25,000,000		26,995,900
				362,283,515
Media 3.1%
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	3,000,000		3,427,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	5,600,000		5,509,000

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)
senior note, 8.125%, 4/30/20	United States	5,000,000		5,343,750
senior note, 6.50%, 4/30/21	United States	8,000,000		8,350,000
Clear Channel Communications Inc., senior secured bond, first lien, 9.00%, 3/01/21	United States	23,800,000		24,692,500
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	3,000,000		3,150,000
senior note, 6.50%, 11/15/22	United States	5,000,000		5,275,000
senior sub. note, 7.625%, 3/15/20	United States	900,000		945,000
senior sub. note, 7.625%, 3/15/20	United States	5,100,000		5,380,500
CSC Holdings LLC,
senior bond, 7.625%, 7/15/18	United States	6,000,000		6,847,500
senior note, 6.75%, 11/15/21	United States	22,000,000		23,677,500
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	10,000,000		9,825,000
senior note, 7.125%, 2/01/16	United States	13,000,000		13,877,500
senior note, 6.75%, 6/01/21	United States	4,000,000		4,410,000
senior note, 5.875%, 7/15/22	United States	3,000,000		3,142,500
Gannett Co. Inc.,
[d] senior bond, 144A, 6.375%, 10/15/23	United States	19,200,000		20,304,000
senior note, 5.125%, 7/15/20	United States	9,800,000		9,947,000
[d]Nielsen Finance LLC/Co., senior note, 144A, 5.00%, 4/15/22	United States	16,500,000		16,417,500
[d]Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	United States	14,600,000		14,709,500
[d]Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
secured bond, 144A, 5.75%, 1/15/23	Germany	3,700,000	EUR	5,368,821
senior secured note, 144A, 5.625%, 4/15/23	Germany	1,900,000	EUR	2,754,609
[d]Univision Communications Inc.,
senior secured bond, 144A, 6.75%, 9/15/22	United States	3,622,000		3,920,815
senior secured note, 144A, 6.875%, 5/15/19	United States	5,000,000		5,262,500
senior secured note, 144A, 7.875%, 11/01/20	United States	11,000,000		11,880,000
senior secured note, 144A, 5.125%, 5/15/23	United States	2,000,000		2,065,000
[d]UPC Germany GmbH, senior secured note, 144A, 9.50%, 3/15/21	Germany	7,000,000	EUR	10,619,987
[d]UPC Holding BV, senior note, 144A, 6.375%, 9/15/22	Netherlands	3,000,000	EUR	4,350,588
[d]UPCB Finance II Ltd., senior secured note, 144A, 6.375%, 7/01/20	Netherlands	8,000,000	EUR	11,349,855
[d]UPCB Finance VI Ltd., senior secured note, 144A, 6.875%, 1/15/22	Netherlands	5,000,000		5,378,125
[d]Videotron Ltd., senior bond, 144A, 5.375%, 6/15/24	Canada	6,400,000		6,416,000
[d]Virgin Media Finance PLC, senior bond, 144A, 6.375%, 4/15/23	United Kingdom	500,000		527,500
[d]Virginia Media Secured Finance PLC,
senior secured bond, first lien, 144A, 5.50%, 4/15/25	United Kingdom	14,000,000		14,245,000
senior secured note, first lien, 144A, 5.375%, 4/15/21	United Kingdom	4,300,000		4,364,500
[d]VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	Chile	7,600,000		7,894,500
				281,629,050
Pharmaceuticals, Biotechnology & Life Sciences 1.1%
[d]Capsugel FinanceCo SCA, senior note, 144A, 9.875%, 8/01/19	United States	11,000,000	EUR	15,818,648
[d]Grifols Worldwide Operations Ltd., senior note, 144A, 5.25%, 4/01/22	United States	7,000,000		7,043,750
[d]inVentiv Health Inc., senior secured note, 144A, 9.00%, 1/15/18	United States	5,100,000		5,393,250
[d,h]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	24,100,000		24,582,000
[d]Valeant Pharmaceuticals International Inc., senior note, 144A,
7.50%, 7/15/21	United States	10,800,000		11,704,500
5.625%, 12/01/21	United States	5,000,000		4,962,500
[d]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	16,600,000		17,201,750
Zoetis Inc., senior bond, 3.25%, 2/01/23	United States	15,000,000		14,826,195
				101,532,593
Real Estate 0.1%
Crown Castle International Corp., senior bond, 5.25%, 1/15/23	United States	5,000,000		5,075,000
Retailing 0.4%
[d]Edcon Holdings Pty. Ltd., senior note, 144A, 13.375%, 6/30/19	South Africa	1,800,000	EUR	2,170,524
[d]Edcon Pty. Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	15,325,000	EUR	20,214,761
[d]New Look Bondco I PLC, 144A, 8.75%, 5/14/18	United Kingdom	9,100,000	GBP	16,345,366
				38,730,651
Software & Services 1.0%
[d]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	20,000,000		20,000,000
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	20,000,000		20,200,000
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	2,000,000		2,401,250
senior note, 11.25%, 1/15/21	United States	3,218,000		3,652,430

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)
[d] senior secured bond, 144A, 8.25%, 1/15/21	United States	28,000,000		30,100,000
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	9,500,000		10,117,500
				86,471,180
Technology Hardware & Equipment 0.2%
[d]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	France	16,900,000		17,364,750
[d,h]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	1,800,000		1,908,000
				19,272,750
Telecommunication Services 3.3%
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	2,000,000		2,177,500
senior note, 6.00%, 4/01/17	United States	12,000,000		13,065,000
senior note, 6.45%, 6/15/21	United States	4,100,000		4,428,000
senior note, 5.80%, 3/15/22	United States	2,000,000		2,060,000
[d]Digicel Group Ltd., senior note, 144A,
8.25%, 9/30/20	Bermuda	12,000,000		12,922,500
7.125%, 4/01/22	Bermuda	3,000,000		3,024,375
[d]Digicel Ltd., senior note, 144A,
8.25%, 9/01/17	Bermuda	1,000,000		1,027,500
6.00%, 4/15/21	Bermuda	5,700,000		5,814,000
[d]eAccess Ltd., senior note, 144A,
8.25%, 4/01/18	Japan	5,800,000		6,278,500
8.375%, 4/01/18	Japan	2,200,000	EUR	3,179,385
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	United States	6,025,000		6,311,187
senior note, 8.50%, 4/15/20	United States	14,000,000		16,205,000
senior note, 8.75%, 4/15/22	United States	6,000,000		6,870,000
senior note, 7.125%, 1/15/23	United States	2,000,000		2,080,000
senior note, 7.875%, 1/15/27	United States	3,975,000		4,094,250
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	Luxembourg	10,000,000		10,100,000
senior bond, 5.50%, 8/01/23	Luxembourg	3,000,000		2,881,875
senior note, 7.25%, 10/15/20	Luxembourg	15,000,000		15,862,500
senior note, 7.50%, 4/01/21	Luxembourg	9,000,000		9,641,250
[d]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	12,000,000		12,675,000
[d,h]Mobile Challenger Intermediate Group SA, secured note, 144A, PIK, 8.75%, 3/15/19	Switzerland	3,650,000	EUR	5,009,159
[d]Play Finance 1 SA, senior note, 144A, 6.50%, 8/01/19	Poland	3,900,000	EUR	5,479,532
[d]Play Finance 2 SA, senior secured note, 144A, 5.25%, 2/01/19	Poland	6,700,000	EUR	9,256,793
[d]Sprint Corp.,
senior bond, 144A, 7.125%, 6/15/24	United States	2,700,000		2,764,125
senior note, 144A, 7.875%, 9/15/23	United States	4,700,000		5,052,500
Sprint Nextel Corp., senior note,
8.375%, 8/15/17	United States	17,000,000		19,443,750
6.00%, 11/15/22	United States	10,000,000		9,900,000
[d] 144A, 9.00%, 11/15/18	United States	8,000,000		9,400,000
[d] 144A, 7.00%, 3/01/20	United States	5,000,000		5,650,000
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	3,500,000		3,648,750
senior note, 6.542%, 4/28/20	United States	5,000,000		5,243,750
senior note, 6.633%, 4/28/21	United States	3,500,000		3,688,125
senior note, 6.125%, 1/15/22	United States	2,000,000		2,065,000
senior note, 6.731%, 4/28/22	United States	3,500,000		3,679,375
Verizon Communications Inc., senior note, 5.15%, 9/15/23	United States	26,000,000		28,789,904
[d]Wind Acquisition Finance SA, senior secured note, 144A,
4.00%, 7/15/20	Italy	7,400,000	EUR	9,938,822
7.00%, 4/23/21	Italy	17,300,000	EUR	24,890,927
				294,598,334
Transportation 0.6%
[d]Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	7,600,000		7,885,000
senior note, 144A, 9.75%, 5/01/20	United States	4,000,000		4,210,000
Hertz Corp., senior note,
6.75%, 4/15/19	United States	11,900,000		12,495,000
5.875%, 10/15/20	United States	1,800,000		1,845,000
6.25%, 10/15/22	United States	10,000,000		10,400,000

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)
[d]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	7,500,000	7,931,250
[d]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	10,000,000	10,143,750
			54,910,000
Utilities 1.2%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	9,000,000	8,763,750
senior note, 5.375%, 1/15/23	United States	10,000,000	9,787,500
[d] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	4,700,000	4,923,250
[d] senior secured note, 144A, 7.875%, 1/15/23	United States	4,832,000	5,278,960
[d] senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	1,300,000	1,378,000
[d,e]EDF SA,
junior sub. bond, 144A, 5.625% to 1/22/24, FRN thereafter, Perpetual	France	5,000,000	5,198,350
sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	25,000,000	25,476,000
[d]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	20,000,000	20,237,500
[d,i]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	30,000,000	25,800,000
			106,843,310
Total Corporate Bonds (Cost $2,909,565,206)			3,042,926,487
[f]Senior Floating Rate Interests 17.8%
Automobiles & Components 0.5%
[g]August LuxUK Holding Co.,
First Lien Term Loan, 6.25%, 4/27/18	Luxembourg	3,763,125	3,796,052
Lux Second Lien, 11.50%, 4/27/19	Luxembourg	1,336,031	1,349,392
[g]August U.S. Holding Co. Inc.,
First Term Loan, 6.25%, 4/27/18	United States	1,131,997	1,141,902
U.S. Second Lien, 11.50%, 4/27/19	United States	437,462	441,836
FRAM Group Holdings Inc. (Autoparts Holdings),
Second Lien Term Loan, 10.50%, 1/29/18	United States	15,058,097	14,229,902
Term Loan, 6.50%, 7/29/17	United States	8,833,964	8,867,091
[g]Gates Global LLC, Initial Dollar Term Loans, 5.50%, 7/03/21	United States	3,575,500	3,557,304
Grede Holdings LLC, Initial Term Loan, 4.75%, 6/02/21	United States	7,737,653	7,779,568
[g]Henniges Automotive Holdings Inc., Term Loans, 6.00%, 6/12/21	United States	5,113,873	5,184,189
TI Group Automotive Systems LLC, Term Loan, 4.25%, 7/02/21	United States	2,155,200	2,159,916
			48,507,152
Capital Goods 1.0%
Alfred Fueling Systems Inc. (Wayne Fueling),
First Lien Initial Term Loan, 4.75%, 6/20/21	United States	5,062,852	5,069,181
[g] Second Lien Initial Term Loan, 8.50%, 6/20/22	United States	10,800,297	10,813,797
Doncasters U.S. Finance LLC,
[g] Second Lien Term Loan, 10.50%, 10/09/20	United States	1,202,597	1,224,394
Term B Loans, 4.50%, 4/09/20	United States	2,936,488	2,945,970
[j]Erickson Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	1,202,322	1,074,654
[g]Husky Injection Molding Systems Ltd., Term Loan, 5.50%, 6/30/21	United States	1,012,600	1,016,239
Onsite Rental Group Pty Ltd., Term Loan B, 6.75%, 7/30/21	United States	8,566,400	8,437,904
Quikrete Holdings Inc., First Lien Initial Loan, 4.00%, 9/26/20	United States	12,442,043	12,460,930
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	United States	13,947,904	14,026,361
Signode Industrial Group U.S. Inc., Initial Term B Loan, 4.00%, 5/01/21	United States	9,167,112	9,134,642
TransDigm Inc.,
Tranche C Term Loan, 3.75%, 2/28/20	United States	5,186,282	5,162,202
Tranche D Term Loan, 3.75%, 6/04/21	United States	6,410,800	6,356,308
Wesco Distribution Inc., Tranche B-1 Loan, 3.75%, 12/12/19	United States	11,476,553	11,505,245
[g]WireCo Worldgroup Inc., Term Loan, 7.00%, 2/15/17	United States	456,553	460,739
			89,688,566
Commercial & Professional Services 0.7%
AlixPartners LLP, Second Lien 2013 Recapitalization Term Loan, 9.00%, 7/10/21	United States	11,060,843	11,240,582
EnergySolutions LLC, Term Advance, 6.75%, 5/29/20	United States	3,143,000	3,201,931
Interactive Data Corp., Term Loan, 4.75%, 5/02/21	United States	46,190,338	46,435,747
			60,878,260
Consumer Durables & Apparel 0.3%
Visant Corp. (Jostens), New Loan, 5.25%, 12/22/16	United States	25,273,014	25,209,831
Consumer Services 1.6%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/30/21	United States	13,782,310	13,846,825

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)
[g]Caesars Entertainment Resort Properties LLC, Term B Loans, 7.00%, 10/11/20	United States	54,536,516	54,749,535
Diamond Resorts Corp., Term Loans, 5.50%, 5/09/21	United States	3,157,400	3,179,107
Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	17,863,301	17,807,479
[g]TGI Friday's Inc.,
First Lien Initial Term Loan, 5.25%, 7/15/20	United States	17,373,176	17,394,892
Second Lien Initial Term Loan, 10.50%, 7/15/21	United States	3,670,000	3,683,763
[g]Town Sports International LLC, Initial Term Loan, 5.75%, 11/15/20	United States	12,825,126	11,510,551
[b,h]Turtle Bay Holdings LLC, Term Loan B, PIK, 3.00%, 6/30/16	United States	26,192,512	25,013,849
			147,186,001
Diversified Financials 0.5%
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,
4.25%, 7/22/20	United States	4,761,008	4,763,984
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21	United States	37,610,531	37,571,341
			42,335,325
Energy 0.7%
Bowie Resource Holdings LLC, 2nd Lien Initial Term Loan, 11.75%, 2/16/21	United States	6,530,612	6,644,898
[g]Citgo Petroleum Corp., Term B Loan, 5.75%, 7/23/21	United States	3,534,800	3,556,892
[g]Drillships Ocean Ventures Inc. and Drillships Vent, Term Loan, 6.75%, 7/25/21	United States	8,780,149	8,840,513
[g]Foresight Energy LLC, Term Loans, 6.75%, 8/23/20	United States	10,860,000	10,968,600
McJunkin Red Man Corp., 2013 Term Loan, 5.00%, 11/11/19	United States	6,365,250	6,404,237
[g]OSG Bulk Ships Inc., Initial Term Loan, 6.50%, 7/22/19	United States	11,959,261	12,034,006
[g]OSG International Inc., Initial Term Loan, (OIN), 7.00%, 7/22/19	United States	15,711,492	15,770,410
Utex Industries Inc., First Lien Initial Term Loan, 5.00%, 5/22/21	United States	3,590,984	3,617,916
			67,837,472
Food & Staples Retailing 0.2%
AdvancePierre Foods Inc., Second Lien Term Loan, 9.50%, 10/10/17	United States	14,572,878	14,190,340
Food, Beverage & Tobacco 0.2%
Big Heart Pet Brands (Del Monte Pet), Initial Term Loans, 3.50%, 2/24/20	United States	15,420,173	15,240,266
CSM Bakery Supplies LLC (U.S. Acquisition), Second Lien Term Loan, 8.50%, 7/03/21	United States	1,141,805	1,147,514
			16,387,780
Health Care Equipment & Services 2.2%
[g]Amsurg Corp., Initial Term Loan, 5.25%, 7/16/21	United States	4,489,200	4,493,878
Carestream Health Inc., Second Lien Loan, 9.50%, 12/07/19	United States	15,666,215	15,976,281
Community Health Systems Inc., 2021 Term D Loan, 4.25%, 1/27/21	United States	36,450,416	36,587,105
Connolly LLC,
2nd Lien Initial Term Loan, 8.00%, 5/14/22	United States	3,917,700	3,986,260
[g] Initial Term Loan, 5.00%, 5/14/21	United States	16,409,512	16,542,839
DaVita HealthCare Partners Inc., Tranche B Term Loan, 3.50%, 6/24/21	United States	30,166,183	30,158,098
Dialysis Newco Inc.,
Second Lien Term Loan B, 7.75%, 10/22/21	United States	2,417,433	2,426,499
Term Loan B, 4.75%, 4/23/21	United States	4,273,800	4,289,827
Millennium Laboratories LLC, Tranche B Term Loan, 5.25%, 4/16/21	United States	37,700,400	37,825,754
Surgery Centers Holdings Inc.,
Incremental Second Lien Term Loan, 9.75%, 4/10/20	United States	69,500	70,890
Second Lien Term Loan, 9.75%, 9/15/21	United States	3,838,600	3,824,205
Term Loan, 6.50%, 9/15/20	United States	658,800	661,270
[g]Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 6/06/19	United States	19,908,942	19,871,613
U.S. Renal Care Inc., Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	22,372,634	22,351,671
			199,066,190
Household & Personal Products 0.7%
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	31,674,235	31,931,589
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	32,711,093	31,729,760
			63,661,349
Materials 3.3%
Arysta Lifescience SPC LLC,
Initial Term Loan, 4.50%, 5/29/20	United States	32,007,330	32,020,677
Second Lien Initial Term Loan, 8.25%, 11/30/20	United States	30,729,712	31,171,452
Atkore International Inc., Second Lien Initial Term Loan, 7.75%, 10/09/21	United States	1,941,300	1,938,873
Axalta Coating Systems U.S. Holdings Inc., 2014 Specified Refinancing Term, 4.00%,
2/01/20	United States	14,886,121	14,830,298
[g]AZ Chem US Inc., First Lien Initial Term Loan, 4.50%, 6/12/21	United States	14,531,560	14,660,977
Caraustar Industries Inc., Initial Term Loan, 7.50%, 5/01/19	United States	6,092,201	6,155,664

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)
[g]CD&R Millennium U.S. Acquico LLC, Second Lien Initial Term Loan, 9.50%, 7/31/22	United States	5,569,613	5,580,056
[g]Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	18,781,323	18,881,108
Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	27,942,308	28,332,326
[g]HII Holding Corp. (Houghton International), Second Lien Term Loan, 9.50%, 12/20/20	United States	4,981,150	5,080,773
MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	18,300,192	18,320,780
OCI Beaumont LLC, Term B-3 Loan, 5.00%, 8/20/19	United States	9,123,923	9,249,377
Oxbow Carbon LLC,
First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	6,781,501	6,806,932
[g] Second Lien Initial Term Loan, 9.25%, 1/19/20	United States	2,892,308	2,971,846
OXEA GmbH, Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	11,139,546	11,250,942
Prescrix Inc., 2nd Lien Term Loan, 8.00%, 5/02/22	United States	5,969,191	5,995,306
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18	United States	42,083,711	42,054,505
[g]Solenis International LP and Solenis Holdings, Second Lien Term Loan, 9.00%, 7/31/22	United States	1,665,600	1,664,212
Tronox Pigments (Netherlands) BV, Term Loan, 4.00%, 3/19/20	Netherlands	18,069,012	18,093,478
[g]Walter Energy Inc., B Term Loan, 7.25%, 4/01/18	United States	20,120,337	19,104,260
			294,163,842
Media 1.4%
Cengage Learning Acquisitions Inc., Original Term Loans, 7.00%, 3/31/20	United States	32,611,802	32,889,002
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	15,212,156	15,262,417
NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%, 7/22/20	United States	5,918,932	6,081,703
[g]Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	5,859,113	5,947,000
William Morris Endeavor Entertainment LLC,
Term Loans First Lien, 5.25%, 3/21/21	United States	46,451,489	46,238,602
Term Loans Second Lien, 8.25%, 3/21/22	United States	20,217,478	20,116,391
			126,535,115
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
[g]Akorn Inc., Loans, 5.75%, 4/17/21	United States	1,859,100	1,866,072
Mallinckrodt International Finance SA and Mallinkck, Term Loan B, 5.00%, 3/19/21	Luxembourg	9,922,500	9,881,153
Valeant Pharmaceuticals International Inc., Series E-1 Tranche B Term Loan, 3.75%,
8/05/20	Canada	14,051,756	14,041,020
			25,788,245
Retailing 2.3%
BJ's Wholesale Club Inc.,
2013 (Nov) Replacement Loans, 4.50%, 9/26/19	United States	36,143,733	36,123,962
[g] Second Lien 2013 (Nov) Replacment Loans, 8.50%, 3/26/20	United States	27,346,351	27,782,198
[g]Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	25,577,360	25,679,670
Harbor Freight Tools USA Inc., Loans, 4.75%, 7/26/19	United States	9,520,869	9,576,804
JC Penney Corp. Inc., Term Loan, 5.00%, 6/20/19	United States	15,514,515	15,605,586
The Men's Wearhouse Inc., Tranche B Term Loan, 4.50%, 6/18/21	United States	14,278,400	14,412,174
Party City Holdings Inc., 2014 Replacement Term Loan, 4.00%, 7/27/19	United States	10,681,771	10,619,774
[g]Sears Roebuck Acceptance Corp., Term Loan, 5.50%, 6/30/18	United States	40,638,963	40,776,119
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%, 3/31/19	United States	30,214,575	29,949,835
			210,526,122
Semiconductors & Semiconductor Equipment 0.1%
M/A-COM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 5/07/21	United States	4,779,200	4,821,018
Software & Services 1.1%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	43,719,824	43,494,404
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	38,967,410	38,439,713
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	14,025,339	14,292,704
			96,226,821
Technology Hardware & Equipment 0.4%
Alcatel-Lucent USA Inc., US Term Loan C (TLC), 4.50%, 1/30/19	France	13,110,597	13,120,155
CIENA Corp., Term Loan, 3.75%, 7/15/19	United States	770,800	771,041
Dell International LLC, Term B Loan, 4.50%, 4/29/20	United States	11,224,534	11,256,670
Presidio Inc., Term Loan, 5.00%, 3/31/17	United States	7,314,789	7,354,413
			32,502,279
Telecommunication Services 0.1%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	13,437,434	13,437,434
Transportation 0.2%
Global Tip Finance BV/Finance America LLC, Facility C Commitment, 7.00%, 10/16/20	United States	20,779,311	20,896,195
Total Senior Floating Rate Interests (Cost $1,594,579,515)			1,599,845,337

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)
Foreign Government and Agency Securities 20.4%
Government of Canada,
2.25%, 8/01/14	Canada	4,385,000		CAD	4,022,905
1.00%, 11/01/14	Canada	3,697,000		CAD	3,391,039
2.00%, 12/01/14	Canada	8,878,000		CAD	8,170,790
1.00%, 5/01/15	Canada	44,083,000		CAD	40,434,724
Government of Hungary,
7.75%, 8/24/15	Hungary	57,900,000		HUF	261,649
5.50%, 2/12/16	Hungary	7,719,020,000		HUF	34,553,363
5.50%, 12/22/16	Hungary	584,040,000		HUF	2,647,059
4.125%, 2/19/18	Hungary	4,390,000			4,562,856
6.50%, 6/24/19	Hungary	721,600,000		HUF	3,480,972
7.50%, 11/12/20	Hungary	8,507,000,000		HUF	43,629,721
5.375%, 2/21/23	Hungary	16,250,000			17,338,750
A, 8.00%, 2/12/15	Hungary	183,720,000		HUF	807,565
A, 6.75%, 11/24/17	Hungary	1,955,920,000		HUF	9,250,539
A, 5.50%, 12/20/18	Hungary	426,500,000		HUF	1,953,027
A, 7.00%, 6/24/22	Hungary	11,570,000		HUF	57,686
A, 6.00%, 11/24/23	Hungary	1,015,870,000		HUF	4,761,284
D, 6.75%, 8/22/14	Hungary	890,000,000		HUF	3,804,268
senior note, 6.25%, 1/29/20	Hungary	21,690,000			24,401,250
senior note, 6.375%, 3/29/21	Hungary	14,820,000			16,904,063
senior note, 5.75%, 11/22/23	Hungary	5,000,000			5,453,125
Government of Indonesia,
FR26, 11.00%, 10/15/14	Indonesia	4,500,000,000		IDR	391,798
FR28, 10.00%, 7/15/17	Indonesia	10,200,000,000		IDR	936,973
FR34, 12.80%, 6/15/21	Indonesia	169,210,000,000		IDR	18,324,072
FR36, 11.50%, 9/15/19	Indonesia	35,400,000,000		IDR	3,531,897
FR39, 11.75%, 8/15/23	Indonesia	29,150,000,000		IDR	3,096,914
FR44, 10.00%, 9/15/24	Indonesia	8,340,000,000		IDR	812,029
Government of Ireland,
5.90%, 10/18/19	Ireland	9,393,000		EUR	15,766,262
4.50%, 4/18/20	Ireland	1,390,000		EUR	2,205,136
5.00%, 10/18/20	Ireland	26,083,000		EUR	42,768,746
senior bond, 5.40%, 3/13/25	Ireland	15,868,580		EUR	27,193,426
Government of Malaysia,
3.434%, 8/15/14	Malaysia	77,675,000		MYR	24,299,374
3.741%, 2/27/15	Malaysia	115,230,000		MYR	36,161,387
3.835%, 8/12/15	Malaysia	82,480,000		MYR	25,951,918
4.72%, 9/30/15	Malaysia	106,594,000		MYR	33,888,690
3.197%, 10/15/15	Malaysia	27,690,000		MYR	8,653,103
senior bond, 4.24%, 2/07/18	Malaysia	64,800,000		MYR	20,726,676
senior note, 3.172%, 7/15/16	Malaysia	158,000,000		MYR	49,237,485
Government of Mexico,
9.50%, 12/18/14	Mexico	3,566,870	[k]	MXN	27,627,969
6.00%, 6/18/15	Mexico	94,510	[k]	MXN	733,334
8.00%, 12/17/15	Mexico	9,037,850	[k]	MXN	72,875,205
6.25%, 6/16/16	Mexico	1,778,270	[k]	MXN	14,165,847
7.25%, 12/15/16	Mexico	9,765,870	[k]	MXN	79,997,272
Government of Poland,
5.50%, 4/25/15	Poland	31,255,000		PLN	10,231,649
6.25%, 10/24/15	Poland	70,991,000		PLN	23,785,970
5.00%, 4/25/16	Poland	11,250,000		PLN	3,756,697
4.75%, 10/25/16	Poland	265,000,000		PLN	89,066,179
5.75%, 9/23/22	Poland	23,880,000		PLN	8,941,509
[f]FRN, 2.69%, 1/25/17	Poland	7,098,000		PLN	2,274,618
[f]FRN, 2.69%, 1/25/21	Poland	7,201,000		PLN	2,277,870
Strip, 7/25/15	Poland	38,982,000		PLN	12,207,309
Strip, 1/25/16	Poland	67,525,000		PLN	20,868,542
[d]Government of Portugal, 144A, 5.125%, 10/15/24	Portugal	45,000,000			45,393,750
[d]Government of Serbia, senior note, 144A,
4.875%, 2/25/20	Serbia	29,400,000			29,841,000
7.25%, 9/28/21	Serbia	16,990,000			19,403,005
Government of Singapore, senior note, 1.125%, 4/01/16	Singapore	135,000,000		SGD	109,513,190

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)
Government of Sri Lanka,
A, 11.75%, 3/15/15	Sri Lanka	3,490,000		LKR	27,610
A, 6.50%, 7/15/15	Sri Lanka	86,940,000		LKR	666,415
A, 11.00%, 8/01/15	Sri Lanka	601,300,000		LKR	4,803,820
A, 6.40%, 8/01/16	Sri Lanka	48,100,000		LKR	365,615
A, 8.00%, 11/15/18	Sri Lanka	198,900,000		LKR	1,556,583
A, 9.00%, 5/01/21	Sri Lanka	220,720,000		LKR	1,770,243
B, 6.40%, 10/01/16	Sri Lanka	45,400,000		LKR	344,315
B, 8.50%, 7/15/18	Sri Lanka	54,290,000		LKR	431,829
C, 8.50%, 4/01/18	Sri Lanka	24,240,000		LKR	192,670
D, 8.50%, 6/01/18	Sri Lanka	162,140,000		LKR	1,291,579
Government of Sweden, 4.50%, 8/12/15	Sweden	210,000,000		SEK	31,784,022
Government of the Philippines,
senior bond, 7.00%, 1/27/16	Philippines	154,290,000		PHP	3,734,383
senior bond, 9.125%, 9/04/16	Philippines	41,860,000		PHP	1,063,483
senior note, 1.625%, 4/25/16	Philippines	1,042,450,000		PHP	23,647,357
[d]Government of Ukraine,
144A, 9.25%, 7/24/17	Ukraine	10,720,000			10,887,500
144A, 7.75%, 9/23/20	Ukraine	25,000,000			23,940,125
senior bond, 144A, 7.80%, 11/28/22	Ukraine	26,860,000			25,869,538
senior note, 144A, 6.75%, 11/14/17	Ukraine	900,000			856,688
senior note, 144A, 7.95%, 2/23/21	Ukraine	13,970,000			13,463,588
senior note, 144A, 7.50%, 4/17/23	Ukraine	12,000,000			11,362,500
[l]Government of Uruguay, senior bond, Index Linked, 4.375%, 12/15/28	Uruguay	1,690,750,608		UYU	81,412,259
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	South Korea	58,588,400,000		KRW	57,029,369
senior bond, 2.80%, 8/02/15	South Korea	29,565,730,000		KRW	28,880,370
senior bond, 2.81%, 10/02/15	South Korea	23,911,000,000		KRW	23,370,444
senior note, 2.82%, 8/02/14	South Korea	4,726,000,000		KRW	4,597,276
senior note, 2.78%, 10/02/14	South Korea	18,849,700,000		KRW	18,347,506
senior note, 2.84%, 12/02/14	South Korea	9,106,970,000		KRW	8,872,253
senior note, 2.74%, 2/02/15	South Korea	33,249,720,000		KRW	32,400,236
senior note, 2.76%, 6/02/15	South Korea	31,746,600,000		KRW	30,973,316
Korea Treasury Bond, senior note,
3.25%, 12/10/14	South Korea	7,058,110,000		KRW	6,886,052
3.25%, 6/10/15	South Korea	7,137,850,000		KRW	6,993,878
2.75%, 12/10/15	South Korea	32,650,740,000		KRW	31,911,240
3.00%, 12/10/16	South Korea	60,500,000,000		KRW	59,547,887
Nota Do Tesouro Nacional,
10.00%, 1/01/17	Brazil	125,850	[m]	BRL	53,666,212
[n] Index Linked, 6.00%, 5/15/15	Brazil	16,430	[m]	BRL	17,980,439
[n] Index Linked, 6.00%, 8/15/16	Brazil	4,799	[m]	BRL	5,271,522
[n] Index Linked, 6.00%, 8/15/18	Brazil	34,550	[m]	BRL	37,867,460
Uruguay Notas del Tesoro,
10.50%, 3/21/15	Uruguay	80,790,000		UYU	3,392,961
10.25%, 8/22/15	Uruguay	395,600,000		UYU	16,396,963
9.50%, 1/27/16	Uruguay	50,700,000		UYU	2,046,010
[l]18, Index Linked, 2.25%, 8/23/17	Uruguay	113,924,904		UYU	4,614,749
[l]Index Linked, 4.00%, 6/14/15	Uruguay	137,779,723		UYU	5,858,555
Uruguay Treasury Bill,
[o] 8/29/14	Uruguay	91,376,000		UYU	3,909,107
Strip, 7/02/15	Uruguay	3,560,000		UYU	135,455
Strip, 8/20/15	Uruguay	445,261,000		UYU	16,660,750
Total Foreign Government and Agency Securities (Cost $1,813,670,602)					1,833,875,568
U.S. Government and Agency Securities 1.7%
U.S. Treasury Bond,
4.50%, 2/15/16	United States	10,000,000			10,639,450
4.50%, 5/15/17	United States	8,000,000			8,790,312
7.125%, 2/15/23	United States	3,000,000			4,103,907
6.25%, 8/15/23	United States	4,000,000			5,241,720
6.875%, 8/15/25	United States	1,000,000			1,409,531
5.25%, 2/15/29	United States	1,750,000			2,236,582
U.S. Treasury Note,
4.25%, 11/15/14	United States	700,000			708,476
2.375%, 3/31/16	United States	24,000,000			24,795,936

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)
4.75%, 8/15/17	United States	7,000,000	7,775,740
3.875%, 5/15/18	United States	22,000,000	24,034,142
3.75%, 11/15/18	United States	39,000,000	42,578,562
[l]Index Linked, 0.125%, 4/15/16	United States	9,699,006	9,908,902
[l]Index Linked, 0.625%, 7/15/21	United States	10,554,143	11,042,272
Total U.S. Government and Agency Securities (Cost $148,962,383)			153,265,532
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 5.6%
Banks 3.7%
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%, 7/10/46	United States	24,537,000	25,630,246
Bear Stearns Commercial Mortgage Securities Inc.,
[f]2006-PW11, AJ, FRN, 5.60%, 3/11/39	United States	19,604,000	20,430,309
[f]2006-PW12, AJ, FRN, 5.93%, 9/11/38	United States	20,666,000	21,689,845
2006-PW13, AJ, 5.611%, 9/11/41	United States	30,225,000	31,624,387
[f]2007-PW16, AM, FRN, 5.897%, 6/11/40	United States	4,680,000	5,167,127
[f]Bear Stearns Adjustable Rate Mortgage Trust, 2004-4, A6, FRN, 3.517%, 6/25/34	United States	22,353,690	22,864,897
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW15, A4, 5.331%, 2/11/44	United States	1,475,286	1,585,134
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	23,850,000	24,122,224
[f]2007-C6, AM, FRN, 5.898%, 6/10/17	United States	25,650,000	28,142,718
[f]Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, AJ, FRN, 5.688%,
10/15/48	United States	21,795,000	21,386,398
Countrywide Asset-Backed Certificates, 2005-11, AF4, 5.21%, 3/25/34	United States	2,800,000	2,323,423
Greenwich Capital Commercial Funding Corp.,
[f]2006-GG7, AJ, FRN, 6.013%, 7/10/38	United States	24,320,000	25,345,173
2007-GG9, A4, 5.444%, 3/10/39	United States	12,365,000	13,420,130
2007-GG9, AM, 5.475%, 3/10/39	United States	6,165,000	6,616,069
JP Morgan Chase Commercial Mortgage Securities Trust,
2006-CB17, AM, 5.464%, 12/12/43	United States	6,840,000	7,235,660
[f]2006-LDP7, AJ, FRN, 6.059%, 4/15/45	United States	15,080,000	15,462,504
[f]LB-UBS Commercial Mortgage Trust, 2006-C4, AM, FRN, 6.05%, 6/15/38	United States	9,280,000	10,028,093
[f]Merrill Lynch Mortgage Investors Trust, 2005-A6, 2A3, FRN, 0.535%, 8/25/35	United States	4,758,000	4,437,239
[f]Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, FRN, 5.462%, 11/12/37	United States	2,875,000	3,003,872
[f]Morgan Stanley Capital I Trust,
2006-HQ8, AJ, FRN, 5.676%, 3/12/44	United States	7,045,000	7,196,320
2007-IQ16, AM, FRN, 6.294%, 12/12/49	United States	11,777,000	13,236,218
2007-IQ16, AMA, FRN, 6.29%, 12/12/49	United States	12,415,000	13,829,658
Wells Fargo Mortgage Backed Securities Trust,
[f]2004-W, A9, FRN, 2.762%, 11/25/34	United States	3,896,491	4,034,386
2007-3, 3A1, 5.50%, 4/25/37	United States	1,366,279	1,417,383
			330,229,413
Diversified Financials 1.9%
[d,f]ARES CLO Funds, 2007-12A, B, 144A, FRN, 1.227%, 11/25/20	United States	3,840,000	3,777,984
[d,f]Atrium CDO Corp., 10A, C, 144A, FRN, 2.833%, 7/16/25	United States	13,950,000	13,661,514
[d,f]Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 2.835%, 1/27/25	Cayman Islands	11,250,000	10,901,925
[d,f]Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.571%, 3/11/21	United States	3,881,000	3,619,770
[d,f]Cent CLO LP, 2013-17A, D, 144A, FRN, 3.236%, 1/30/25	Cayman Islands	7,450,980	7,438,388
[d,f]CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 0.635%, 7/26/21	United States	5,130,000	4,918,131
[d,f]ColumbusNova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.234%, 10/15/21	United States	2,680,000	2,610,910
[d,f]CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.466%, 10/20/43	United States	10,776,532	10,600,282
[d,f]Eaton Vance CDO Ltd., 2014-1A,
A, 144A, FRN, 1.685%, 7/15/26	Cayman Islands	17,000,000	17,034,680
B, 144A, FRN, 2.285%, 7/15/26	Cayman Islands	4,320,500	4,334,196
C, 144A, FRN, 3.235%, 7/15/26	Cayman Islands	1,420,629	1,416,864
[d]G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	United States	11,144,000	10,357,289
[d,f]Gleneagles CLO Ltd., 2005-1A, A2, 144A, FRN, 0.625%, 11/01/17	United States	8,002,000	7,880,690
[f]Impac Secured Assets Trust, 2007-2, FRN, 0.405%, 4/25/37	United States	5,090,402	4,746,291
[d,f]ING Investment Management CLO Ltd.,
2013-1A, B, 144A, FRN, 3.134%, 4/15/24	Cayman Islands	2,740,000	2,736,027
2013-1A, C, 144A, FRN, 3.734%, 4/15/24	Cayman Islands	4,440,000	4,261,334
2013-2A, B, 144A, FRN, 2.914%, 4/25/25	United States	10,770,000	10,626,220
MortgageIT Trust, 2004-1, A2, 1.055%, 11/25/34	United States	6,026,470	5,876,546
[d,f]Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.571%, 12/24/39	United States	4,445,877	4,327,692
[f]Opteum Mortgage Acceptance Corp. Trust, 05-4, 1APT, FRN, 0.465%, 11/25/35	United States	9,021,047	8,620,413

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)
Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%, 4/25/32	United States	72,932		72,895
Structured Asset Securities Corp., 05-2XS, 2A2, 1.652%, 2/25/35	United States	5,496,918		5,467,367
[f,p]Talisman 6 Finance, Reg S, FRN, 0.382%, 10/22/16	Germany	12,602,949	EUR	16,473,328
[d,f]Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.45%, 8/01/22	United States	13,370,166		13,192,477
				174,953,213
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $487,122,517)				505,182,626
Mortgage-Backed Securities 3.2%
[f]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
FHLMC, 2.348%, 1/01/33	United States	122,005		127,610
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.7%
FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19	United States	861,359		909,357
FHLMC Gold 15 Year, 5.00%, 12/01/17 - 7/01/22	United States	1,108,656		1,184,928
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 2/01/19	United States	118,175		125,445
FHLMC Gold 30 Year, 3.00%, 11/01/42 - 4/01/43	United States	30,183,859		29,604,759
FHLMC Gold 30 Year, 3.50%, 4/01/42 - 5/01/43	United States	4,055,439		4,136,565
FHLMC Gold 30 Year, 4.00%, 9/01/40 - 1/01/41	United States	13,628,039		14,322,765
FHLMC Gold 30 Year, 4.50%, 10/01/40	United States	463,381		498,636
FHLMC Gold 30 Year, 5.00%, 5/01/27 - 2/01/38	United States	3,818,316		4,208,575
FHLMC Gold 30 Year, 5.50%, 6/01/33 - 6/01/36	United States	2,393,830		2,665,877
FHLMC Gold 30 Year, 6.00%, 6/01/33 - 6/01/37	United States	1,051,764		1,188,182
FHLMC Gold 30 Year, 6.50%, 10/01/21 - 6/01/36	United States	529,579		597,359
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32	United States	59,432		65,121
FHLMC Gold 30 Year, 7.50%, 1/01/26 - 1/01/31	United States	12,438		14,372
FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26	United States	282		296
FHLMC Gold 30 Year, 9.00%, 12/01/24	United States	163		189
				59,522,426
[f]Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%†
FNMA, 2.31%, 12/01/34	United States	329,885		353,013
FNMA, 2.33%, 4/01/20	United States	85,751		86,250
				439,263
Federal National Mortgage Association (FNMA) Fixed Rate 2.3%
FNMA 15 Year, 2.50%, 7/01/27	United States	683,892		689,306
FNMA 15 Year, 3.00%, 12/01/26 - 8/01/28	United States	59,921,768		61,916,992
FNMA 15 Year, 4.50%, 3/01/20	United States	167,359		177,200
FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18	United States	207,528		219,077
FNMA 15 Year, 5.50%, 9/01/14 - 4/01/22	United States	1,943,477		2,067,325
FNMA 15 Year, 6.00%, 7/01/16 - 10/01/16	United States	9,574		9,819
FNMA 15 Year, 7.50%, 10/01/14	United States	31		31
FNMA 30 Year, 3.00%, 1/01/28 - 5/01/43	United States	45,509,597		44,781,158
FNMA 30 Year, 3.50%, 5/01/43	United States	9,484,176		9,675,760
FNMA 30 Year, 4.00%, 5/01/42	United States	65,894,128		69,427,247
FNMA 30 Year, 4.50%, 3/01/28 - 2/01/41	United States	1,209,983		1,306,376
FNMA 30 Year, 5.00%, 9/01/23 - 10/01/35	United States	3,889,100		4,299,033
FNMA 30 Year, 5.50%, 9/01/33 - 12/01/35	United States	3,363,672		3,761,150
FNMA 30 Year, 6.00%, 6/01/34 - 5/01/38	United States	6,136,811		6,913,721
FNMA 30 Year, 6.50%, 3/01/28 - 10/01/37	United States	1,242,235		1,396,758
FNMA 30 Year, 7.50%, 10/01/29	United States	12,538		15,070
FNMA 30 Year, 8.00%, 1/01/25 - 5/01/26	United States	6,345		7,566
FNMA 30 Year, 8.50%, 7/01/25	United States	583		607
				206,664,196
Government National Mortgage Association (GNMA) Fixed Rate 0.2%
GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34	United States	364,231		401,144
GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36	United States	956,828		1,066,953
GNMA I SF 30 Year, 6.00%, 8/15/36	United States	99,967		115,247
GNMA I SF 30 Year, 6.50%, 12/15/28 - 3/15/32	United States	72,415		82,253
GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28	United States	31,807		35,192
GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27	United States	4,453		5,031
GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27	United States	6,745		7,657
GNMA I SF 30 Year, 8.50%, 8/15/24	United States	92		104
GNMA I SF 30 Year, 9.00%, 1/15/25	United States	355		357
GNMA I SF 30 Year, 9.50%, 6/15/25	United States	586		588
GNMA II SF 30 Year, 3.50%, 4/20/42	United States	13,998,408		14,474,039

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	540,887	601,649
GNMA II SF 30 Year, 5.50%, 6/20/34	United States	268,468	304,252
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	236,022	268,064
GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31	United States	127,226	146,933
GNMA II SF 30 Year, 7.50%, 8/20/16 - 4/20/32	United States	30,941	35,232
			17,544,695
Total Mortgage-Backed Securities (Cost $285,557,295)			284,298,190
Municipal Bonds 5.7%
Arkansas State GO, Four-Lane Highway Construction and Improvement Bonds, 3.25%,
6/15/22	United States	16,000,000	16,855,360
California State GO,
Build America Bonds, Various Purpose, 7.625%, 3/01/40	United States	6,200,000	9,225,352
Various Purpose, 6.00%, 4/01/38	United States	10,000,000	11,754,800
Various Purpose, 6.00%, 11/01/39	United States	1,000,000	1,195,780
Various Purpose, 5.25%, 11/01/40	United States	3,375,000	3,820,399
Various Purpose, 7.60%, 11/01/40	United States	15,000,000	22,534,950
Various Purpose, Refunding, 5.25%, 3/01/38	United States	7,220,000	7,922,867
Various Purpose, Refunding, 5.00%, 4/01/38	United States	20,000,000	21,815,400
Various Purpose, Refunding, NATL Insured, 4.50%, 12/01/32	United States	1,815,000	1,885,077
Various Purpose, Refunding, Series 1, AGMC Insured, 4.75%, 9/01/31	United States	1,755,000	1,821,550
Colorado State ISD, GO, Mitchell and Scurry Counties, School Building, PSF
Guarantee, 5.00%, 8/15/43	United States	3,105,000	3,452,667
Evansville Local Public Improvement Bond Bank Revenue, Sewage Works Project,
Series A, 5.00%, 7/01/36	United States	6,320,000	6,946,312
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 2.995%,
7/01/20	United States	30,000,000	30,181,200
Hawaii State GO, Series EH, 5.00%, 8/01/30	United States	6,500,000	7,506,525
Illinois State GO,
5.877%, 3/01/19	United States	20,000,000	22,304,200
Build America Bonds, 7.35%, 7/01/35	United States	8,000,000	9,266,560
Kansas State Development Finance Authority Revenue, Wichita State University
Union Corp. Student Housing Project, Refunding, Series F-1,
5.25%, 6/01/38	United States	5,725,000	6,208,705
5.25%, 6/01/42	United States	5,800,000	6,275,542
5.00%, 6/01/46	United States	6,800,000	7,202,152
Marco Island Utility System Revenue, Refunding, 4.625%,
10/01/30	United States	2,800,000	3,049,396
10/01/31	United States	2,500,000	2,712,475
Massachusetts State GO, Consolidated Loan of 2014, Series A, 4.50%, 12/01/43	United States	18,300,000	19,278,684
Metropolitan Boston Transit Parking Corp. Systemwide Parking Revenue, senior lien,
5.00%, 7/01/41	United States	4,250,000	4,591,913
Minnesota State GO, Various Purpose, Refunding, Series F, 4.00%, 10/01/24	United States	21,400,000	24,105,174
Mississippi State GO, Series B, 5.00%, 12/01/31	United States	7,300,000	8,427,923
Nassau County GO, General Improvement Bonds, Series B, 5.00%,
4/01/39	United States	12,500,000	13,425,250
4/01/43	United States	13,000,000	13,913,120
New Jersey EDA Revenue, School Facilities Construction, Refunding, Series NN,
5.00%, 3/01/30	United States	5,200,000	5,636,904
New York City HDC Revenue, Series B1, 5.00%, 7/01/33	United States	3,500,000	3,828,510
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	United States	22,685,000	24,769,298
New York GO, Sub. Series G-1, 5.00%, 4/01/27	United States	14,000,000	16,087,820
New York State Urban Development Corp. Revenue, State Personal Income Tax,
General Purpose, Series C, 5.00%, 3/15/29	United States	19,500,000	22,375,860
[b]Puerto Rico Electric Power Authority Power Revenue,
Series A, 6.75%, 7/01/36	United States	30,900,000	15,025,125
Series XX, 5.25%, 7/01/40	United States	15,000,000	7,275,000
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 8/01/46	United States	6,000,000	728,760
Capital Appreciation, Series A, zero cpn., 8/01/25	United States	6,480,000	2,335,068
first subordinate, Series A, 5.75%, 8/01/37	United States	5,000,000	3,804,150
first subordinate, Series A, 6.50%, 8/01/44	United States	18,300,000	14,527,821
Refunding, Series A, NATL RE, FGIC Insured, zero cpn., 8/01/45	United States	25,700,000	3,334,318
Refunding, Series B, 6.05%, 8/01/37	United States	9,150,000	6,851,520

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)
Refunding, Series B, 6.05%, 8/01/38	United States	11,230,000		8,409,024
Puerto Rico Sales Tax Financing Corp. Revenue, Capital Appreciation, Refunding,
Series A, zero cpn., 8/01/26	United States	5,565,000		1,825,932
Red River Education Financing Corp. Education Revenue, Higher Education, Texas
Christian University, 5.00%, 3/15/43	United States	4,900,000		5,309,493
South Carolina State Public Service Authority Revenue, Refunding, Series B, 5.00%,
12/01/38	United States	7,200,000		7,801,920
University of California Revenues, General, Series AK, 5.00%, 5/15/48	United States	44,325,000		53,747,608
Washington State GO, Various Purpose,
Refunding, Series R-C, 5.00%, 7/01/24	United States	8,385,000		10,093,695
Series D, 5.00%, 2/01/23	United States	7,400,000		8,789,720
Total Municipal Bonds (Cost $489,927,194)				510,236,879
		Shares
Escrows and Litigation Trusts 0.0%
[a,j]Comfort Co. Inc., Escrow Account	United States	63,156		—
[a,j]NewPage Corp., Litigation Trust	United States	14,000,000		—
Total Escrows and Litigation Trusts (Cost $—)				—
Total Investments before Short Term Investments (Cost $7,797,731,568)				7,995,709,104
		Principal Amount*
Short Term Investments 12.2%
Foreign Government and Agency Securities 0.7%
[o]Bank of Negara Monetary Notes, 8/05/14 - 11/06/14	Malaysia	57,985,000	MYR	18,071,746
Government of Canada, 1.00%, 2/01/15	Canada	4,500,000	CAD	4,127,748
Korea Monetary Stabilization Bond, senior bond, 2.72%, 9/09/14	South Korea	2,944,000,000	KRW	2,864,698
[o]Philippine Treasury Bills, 8/06/14 - 11/05/14	Philippines	1,686,915,000	PHP	38,628,547
Total Foreign Government and Agency Securities (Cost $63,355,954)				63,692,739
Total Investments before Money Market Funds (Cost $7,861,087,523)				8,059,401,843
		Shares
Money Market Funds (Cost $1,031,192,034) 11.5%
[a,q]Institutional Fiduciary Trust Money Market Portfolio	United States	1,031,192,034		1,031,192,034
Total Investments (Cost $8,892,279,556) 101.0%				9,090,593,877
Other Assets, less Liabilities (1.0)%				(88,763,900)
Net Assets 100.0%				$9,001,829,977

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b At July 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
c The security is owned by FT Holdings Corporation II, a wholly-owned subsidiary of the Fund. See Note 7.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
July 31, 2014, the aggregate value of these securities was $1,607,480,701, representing 17.86% of net assets.
e Perpetual security with no stated maturity date.
f The coupon rate shown represents the rate at period end.
g A portion or all of the security purchased on a delayed delivery basis.
h Income may be received in additional securities and/or cash.
i Defaulted security or security for which income has been deemed uncollectible.
j Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2014, the aggregate value of these securities was $1,074,654, representing 0.01% of net assets.
k Principal amount is stated in 100 Mexican Peso Units.
l Principal amount of security is adjusted for inflation.
m Principal amount is stated in 1,000 Brazilian Real Units
n Redemption price at maturity is adjusted for inflation.
o The security is traded on a discount basis with no stated coupon rate.

Franklin Strategic Series
Statement of Investments, July 31, 2014 (unaudited) (continued)
p Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2014, the value of this security was
$16,473,328, representing 0.18% of net assets.
q The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At July 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Euro	DBAB	Buy	16,505,750	$22,374,875	8/01/14	$-	$(275,257)
Euro	DBAB	Sell	16,505,750	21,903,608	8/01/14	-	(196,010)
Euro	JPHQ	Buy	3,379,556	4,551,651	8/06/14	-	(26,678)
Euro	JPHQ	Sell	3,379,556	4,470,148	8/06/14	-	(54,825)
Euro	CITI	Buy	1,324,074	1,771,346	8/08/14	1,502	-
Euro	CITI	Sell	1,324,074	1,762,740	8/08/14	-	(10,108)
Chilean Peso	BZWS	Buy	2,082,200,000	3,869,901	8/11/14	-	(234,986)
Chilean Peso	BZWS	Sell	2,082,200,000	3,637,031	8/11/14	2,116	-
Chilean Peso	JPHQ	Buy	1,352,200,000	2,536,723	8/11/14	-	(176,176)
Chilean Peso	JPHQ	Sell	1,352,200,000	2,365,640	8/11/14	5,093	-
Euro	CITI	Buy	384,312	514,133	8/11/14	441	-
Euro	CITI	Sell	384,312	512,090	8/11/14	-	(2,483)
Japanese Yen	DBAB	Sell	112,187,000	1,142,934	8/19/14	52,242	-
Chilean Peso	JPHQ	Buy	5,646,370,800	10,627,462	8/20/14	-	(780,859)
Japanese Yen	HSBC	Sell	208,867,000	2,153,268	8/20/14	122,632	-
Japanese Yen	JPHQ	Sell	151,946,000	1,563,029	8/20/14	85,787	-
Euro	JPHQ	Sell	9,800,000	13,100,591	8/21/14	-	(21,507)
Japanese Yen	BZWS	Sell	50,333,000	519,111	8/22/14	29,760	-
Euro	BZWS	Sell	2,935,231	3,934,941	8/25/14	4,648	-
Japanese Yen	CITI	Sell	100,563,000	1,035,222	8/25/14	57,504	-
Japanese Yen	DBAB	Sell	49,740,000	511,802	8/25/14	28,208	-
Japanese Yen	HSBC	Sell	99,826,000	1,025,002	8/25/14	54,450	-
Euro	DBAB	Sell	2,214,428	2,958,476	8/26/14	-	(6,667)
Japanese Yen	BZWS	Sell	139,815,000	1,422,330	8/26/14	62,979	-
Japanese Yen	JPHQ	Sell	100,349,000	1,020,829	8/26/14	45,186	-
Euro	DBAB	Buy	1,395,069	1,868,221	8/27/14	-	(202)
Euro	DBAB	Sell	3,473,733	4,655,845	8/27/14	4,463	-
Euro	JPHQ	Sell	1,161,245	1,549,693	8/27/14	-	(5,232)
Japanese Yen	DBAB	Sell	1,803,257,000	18,270,081	8/27/14	737,823	-
Japanese Yen	HSBC	Sell	158,794,000	1,609,067	8/27/14	65,184	-
Japanese Yen	JPHQ	Sell	50,640,000	513,786	8/27/14	21,436	-
Singapore Dollar	DBAB	Buy	3,355,500	2,624,971	8/27/14	64,804	-
Euro	DBAB	Buy	14,050,998	19,577,959	8/28/14	-	(763,399)
Euro	DBAB	Sell	14,050,998	18,789,304	8/28/14	19,051	(44,307)
Euro	DBAB	Buy	4,615,000	6,430,310	8/29/14	-	(250,716)
Euro	DBAB	Sell	10,420,622	13,915,698	8/29/14	-	(37,761)
Japanese Yen	JPHQ	Sell	49,853,000	513,078	8/29/14	28,374	-
Euro	BZWS	Sell	742,104	991,451	9/19/14	-	(2,317)
Euro	UBSW	Sell	10,201,937	13,635,909	9/22/14	-	(25,881)
Japanese Yen	DBAB	Sell	2,094,875,000	21,220,371	9/22/14	849,073	-

Franklin Strategic Series
Statement of Investments, July 31, 2014 (unaudited) (continued)
Euro	DBAB	Sell	8,820,523	11,967,862	9/23/14	155,933	-
Euro	BZWS	Sell	1,894,260	2,564,373	9/24/14	27,682	-
Euro	DBAB	Sell	9,302,000	12,561,142	9/30/14	104,134	-
Japanese Yen	JPHQ	Sell	387,212,500	3,927,005	9/30/14	161,397	-
Euro	JPHQ	Sell	8,180,000	11,155,598	10/07/14	200,847	-
Euro	DBAB	Sell	835,443	1,133,613	10/08/14	14,773	-
Euro	BZWS	Sell	8,197,000	11,088,246	10/14/14	110,430	-
Euro	DBAB	Sell	7,975,252	10,783,977	10/15/14	103,095	-
Euro	DBAB	Sell	3,327,609	4,504,418	10/17/14	47,872	-
Malaysian Ringgit	JPHQ	Buy	2,290,000	707,861	10/20/14	5,022	-
Euro	DBAB	Sell	444,306	608,668	10/22/14	13,614	-
Japanese Yen	DBAB	Sell	767,340,000	7,872,843	10/22/14	409,398	-
Chilean Peso	CITI	Buy	1,510,671,000	2,899,560	10/24/14	-	(281,549)
Japanese Yen	JPHQ	Sell	993,630,000	10,133,033	10/24/14	468,471	-
Malaysian Ringgit	DBAB	Buy	30,637,000	9,513,119	10/24/14	22,157	-
Malaysian Ringgit	HSBC	Buy	20,429,388	6,309,261	10/24/14	49,059	-
Euro	BZWS	Sell	935,270	1,287,698	10/27/14	35,077	-
Euro	GSCO	Sell	9,398,000	12,967,360	10/29/14	380,375	-
Euro	DBAB	Sell	1,081,381	1,460,027	10/30/14	11,699	-
Euro	DBAB	Sell	5,905,773	8,155,932	10/31/14	246,109	-
Euro	BZWS	Sell	2,275,342	3,077,173	11/05/14	29,658	-
Japanese Yen	BZWS	Sell	386,912,500	3,945,671	11/05/14	181,949	-
Japanese Yen	JPHQ	Sell	1,081,080,000	11,036,085	11/05/14	519,794	-
Japanese Yen	DBAB	Sell	1,474,215,000	15,000,000	11/07/14	659,151	-
Euro	DBAB	Sell	5,072,000	6,866,727	11/10/14	73,322	-
Euro	JPHQ	Sell	1,674,559	2,232,924	11/12/14	-	(9,989)
Euro	DBAB	Sell	5,500,000	7,402,560	11/14/14	35,769	-
Japanese Yen	MSCO	Sell	39,600,000	398,535	11/14/14	13,286	-
Euro	DBAB	Sell	980,583	1,318,119	11/17/14	4,694	-
Malaysian Ringgit	DBAB	Buy	1,869,600	573,726	11/19/14	7,251	-
Euro	JPHQ	Sell	4,953,561	6,705,176	11/20/14	70,127	-
Malaysian Ringgit	HSBC	Buy	1,130,000	347,052	11/20/14	4,073	-
Chilean Peso	DBAB	Buy	2,000,000,000	3,694,809	11/28/14	-	(238,886)
Euro	DBAB	Sell	5,317,857	7,205,696	11/28/14	82,450	-
Euro	DBAB	Sell	5,240,000	7,098,418	12/04/14	79,284	-
Euro	DBAB	Sell	12,746,000	17,413,713	12/09/14	339,709	-
Euro	DBAB	Sell	7,400,000	10,154,650	12/11/14	241,839	-
Euro	JPHQ	Sell	774,000	1,066,205	12/12/14	29,374	-
Japanese Yen	JPHQ	Sell	1,055,280,000	10,306,425	12/12/14	37,064	-
Euro	CITI	Sell	10,316,000	14,161,495	12/17/14	342,150	-
Euro	DBAB	Sell	1,947,500	2,671,970	12/17/14	63,093	-
Euro	DBAB	Sell	2,275,872	3,129,526	12/18/14	80,748	-
Japanese Yen	DBAB	Sell	825,400,000	8,018,653	12/22/14	-	(14,507)
Malaysian Ringgit	DBAB	Buy	2,856,400	852,657	1/07/15	32,317	-
British Pound	DBAB	Sell	1,072,503	1,752,256	1/09/15	-	(55,308)
Chilean Peso	BZWS	Buy	2,082,200,000	3,590,000	1/09/15	-	(4,328)
Chilean Peso	DBAB	Buy	5,456,000,000	9,505,862	1/09/15	-	(110,305)
Euro	BZWS	Sell	23,056,204	31,626,148	1/09/15	736,988	-
Euro	DBAB	Buy	10,275,288	14,071,733	1/09/15	-	(305,590)
Euro	DBAB	Sell	100,002,003	136,334,059	1/09/15	2,358,065	-

Franklin Strategic Series
Statement of Investments, July 31, 2014 (unaudited) (continued)
Euro	JPHQ	Sell	20,335,222	27,707,837	1/09/15	464,067	-
Euro	MSCO	Sell	2,920,000	3,989,508	1/09/15	77,488	-
Indian Rupee	DBAB	Buy	2,529,734,000	37,757,723	1/09/15	2,917,819	-
Indian Rupee	HSBC	Buy	1,380,831,000	20,481,408	1/09/15	1,720,946	-
Indian Rupee	JPHQ	Buy	273,412,000	4,114,641	1/09/15	281,545	-
Japanese Yen	BZWS	Sell	1,046,497,000	10,246,763	1/09/15	59,838	-
Japanese Yen	CITI	Sell	1,022,550,000	10,002,819	1/09/15	49,001	-
Japanese Yen	DBAB	Sell	8,402,595,000	81,674,200	1/09/15	354,929	(474,184)
Japanese Yen	GSCO	Sell	755,750,000	7,381,452	1/09/15	24,748	-
Japanese Yen	HSBC	Sell	1,157,280,000	11,257,997	1/09/15	85,962	(93,287)
Japanese Yen	JPHQ	Sell	1,197,711,000	11,780,155	1/09/15	121,266	-
Singapore Dollar	DBAB	Buy	5,936,500	4,711,264	1/09/15	48,036	-
Euro	DBAB	Sell	124,438,243	171,641,657	2/09/15	4,901,925	-
Euro	JPHQ	Sell	20,514,800	28,412,734	2/09/15	924,141	-
Indian Rupee	CITI	Buy	116,369,000	1,747,282	2/09/15	113,726	-
Japanese Yen	DBAB	Sell	2,240,500,000	21,947,561	2/09/15	130,350	-
Japanese Yen	HSBC	Sell	286,000,000	2,790,162	2/09/15	5,193	-
Japanese Yen	JPHQ	Sell	605,200,000	5,907,594	2/09/15	14,366	-
Singapore Dollar	DBAB	Buy	3,699,000	2,920,647	2/09/15	44,996	-
Singapore Dollar	HSBC	Buy	4,228,000	3,338,690	2/09/15	51,076	-
Singapore Dollar	JPHQ	Buy	2,638,000	2,083,366	2/09/15	31,629	-
Swedish Krona	DBAB	Buy	861,168,000	132,108,335	2/09/15	-	(7,355,945)
British Pound	DBAB	Buy	821,394	1,382,571	3/09/15	544	-
British Pound	DBAB	Sell	7,813,544	13,115,847	3/09/15	6,958	(48,038)
Chilean Peso	DBAB	Buy	9,592,750,000	16,693,709	3/09/15	-	(253,043)
Chilean Peso	JPHQ	Buy	937,202,000	1,634,180	3/09/15	-	(27,943)
Chilean Peso	MSCO	Buy	881,530,000	1,559,459	3/09/15	-	(48,637)
Euro	BZWS	Sell	667,313	921,079	3/09/15	26,769	-
Euro	DBAB	Sell	121,486,921	167,284,495	3/09/15	4,471,957	-
Euro	GSCO	Sell	800,000	1,096,440	3/09/15	24,308	-
Euro	HSBC	Sell	711,759	979,736	3/09/15	25,862	-
Euro	JPHQ	Sell	9,285,384	12,824,683	3/09/15	380,735	-
Japanese Yen	DBAB	Sell	12,591,613,000	123,586,436	3/09/15	933,547	-
Japanese Yen	HSBC	Sell	561,900,000	5,496,967	3/09/15	23,589	-
Japanese Yen	JPHQ	Sell	1,648,760,000	16,126,038	3/09/15	65,731	-
Singapore Dollar	DBAB	Buy	42,257,820	33,736,198	3/09/15	145,491	-
Singapore Dollar	HSBC	Buy	3,182,000	2,546,741	3/09/15	4,539	-
Singapore Dollar	JPHQ	Buy	18,544,500	14,767,669	3/09/15	101,034	-
British Pound	DBAB	Sell	846,924	1,439,601	5/07/15	14,905	-
Chilean Peso	JPHQ	Buy	3,434,400,000	5,877,702	5/07/15	-	(19,584)
Euro	CITI	Sell	4,494,237	6,061,455	5/07/15	38,041	(2,032)
Euro	DBAB	Sell	38,066,841	51,659,665	5/07/15	623,264	-

Unrealized appreciation (depreciation)						30,242,376	(12,258,526)
Net unrealized appreciation (depreciation)						$17,983,850

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)

At July 31, 2014, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Sw ap Contracts
			Periodic		Upfront
	Counterpartya /	Notional	Payment	Expiration	Premiums	Unrealized	Unrealized	Market
Description	Exchange	Amount[b]	Rate	Date	Paid (Received) Appreciation Depreciation			Value	Rating[c]
OTC Sw aps
Contracts to Sell Protection[d]
Single Name
People's Republic of	BZWS	12,750,000	1.00%	3/20/19	$22,387	$145,128	$-	$167,515	AA-
China
People's Republic of	JPHQ	72,250,000	1.00%	3/20/19	187,439	761,813	-	949,252	AA-
China
Republic of Brazil	FBCO	30,000,000	1.00%	3/20/19	(1,354,123)	750,662	-	(603,461)	BBB-
Traded Index
CMBX.NA.AJ.2	FBCO	14,901,676	1.09%	3/15/49	(2,120,919)	855,767	-	(1,265,152)	Non
									Investment
									Grade
MCDX.NA.21	CITI	50,000,000	1.00%	12/20/18	(795,738)	554,789	-	(240,949)	Non
									Investment
									Grade
MCDX.NA.21	GSCO	100,000,000	1.00%	12/20/18	(1,592,735)	1,110,837	-	(481,898)	Non
									Investment
									Grade
MCDX.NA.22	CITI	30,000,000	1.00%	6/20/19	327,929	62,234	-	390,163	Non
									Investment
									Grade

Net unrealized appreciation (depreciation)						$4,241,230

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives w ith the applicable counterparty exceeds the minimum transfer amount, w hich typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Counterparty	Collateral Posted (Received)
BZWS	$(1,050,000)
FBCO	1,550,000
GSCO	490,000
JPHQ	(3,741,072)
Total collateral	$(2,751,072)

bIn U.S. dollars unless otherw ise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association w ith the contracts. cBased on Standard and Poor's (S&P) Rating for single name sw aps and internal ratings for index sw aps. Internal ratings based on mapping into equivalent ratings from external vendors. dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name sw aps and failure to pay or bankruptcy of the underlying securities for traded index sw aps.

Franklin Strategic Series

Statement of Investments, July 31, 2014 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BZWS	Barclays Bank PLC
CITI	Citigroup, Inc.
DBAB	Deutsche Bank AG
FBCO	Credit Suisse Group AG
GSCO	The Goldman Sachs Group, Inc.
HSBC	HSBC Bank USA, N.A.
JPHQ	JP Morgan Chase & Co.
MSCO	Morgan Stanley
UBSW	UBS AG

Currency

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KRW	South Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso

Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
EDA	Economic Development Authority
ETF	Exchange Traded Fund
FGIC	Financial Guaranty Insurance Co.
FICO	Financing Corp.
FRN	Floating Rate Note
GO	General Obligation
HDC	Housing Development Corp.
ISD	Independent School District
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
PIK	Payment-In-Kind
PSF	Permanent School Fund

Franklin Strategic Series

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of nine separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At July 31, 2014, a market event occurred resulting in a portion of the securities held by the Franklin Growth Opportunities Fund and Franklin Natural Resources Fund being valued using fair value procedures.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Franklin Global Government Fund and the Franklin Strategic Income Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the fund include failure of the fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the fund’s investment objectives.

At July 31, 2014, the Franklin Strategic Income Fund received $6,070,932 in United Kingdom Treasury Bonds and Notes and U.S. Treasury Bonds and Notes as collateral for derivatives.

Certain funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Franklin Strategic Income Fund entered into credit default swap contracts primarily to manage exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

The following funds have invested in derivatives during the period.

Franklin Global Government Bond Fund – Forwards
Franklin Strategic Income Fund – Forwards and swaps

4. INCOME TAXES

At July 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin
	Biotechnology	Franklin Flex Cap	Franklin Focused	Franklin Global	Franklin Growth
	Discovery Fund	Growth Fund	Core Equity Fund	Government Bond Fund	Opportunities Fund

Cost of investments	$1,082,650,789	$2,272,723,729	$57,814,930	$11,302,384	$681,392,900

Unrealized appreciation	$536,553,583	$1,213,769,504	$12,673,506	$407,128	$259,476,972
Unrealized depreciation	(73,994,471)	(69,907,558)	(226,914)	(69,824)	(14,830,606)
Net unrealized appreciation (depreciation)	$462,559,112	$1,143,861,946	$12,446,592	$337,304	$244,646,366

	Franklin Natural	Franklin Small Cap	Franklin Small-Mid	Franklin Strategic
	Resources Fund	Growth Fund	Cap Grow th Fund	Income Fund

Cost of investments	$641,930,164	$1,901,400,967	$2,582,368,759	$8,918,286,581

Unrealized appreciation	$277,946,320	$258,837,885	$1,217,335,080	$275,170,849
Unrealized depreciation	(55,651,220)	(98,782,149)	(64,637,647)	(102,863,553)
Net unrealized appreciation (depreciation)	$222,295,100	$160,055,736	$1,152,697,433	$172,307,296

5. RESTRICTED SECURITIES

At July 31, 2014, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Dates	Cost	Value
Franklin Biotechnology Discovery Fund
1,128,271	FibroGen Inc., pfd., E	5/19/00	$5,065,937	$6,250,621
80,195	Intarcia Therapeutics Inc., DD	3/26/14	2,597,516	2,582,279
	Total Restricted Securities (Value is 0.61% of Net Assets)		$7,663,453	$8,832,900

Franklin Flex Cap Grow th Fund
2,227,171	FibroGen Inc., pfd., E (Value is 0.37% of Net Assets)	5/19/00	$9,999,998	$12,338,527

Franklin Natural Resources Fund
199,375	Energy Coal Resources, 144A	11/16/05 - 5/05/06	$741,939	$-
29,847	Energy Coal Resources, 144A, pfd.	3/17/09	2,376,164	-
	Total Restricted Securities (Value is 0.00% of Net Assets)		$3,118,103	$-

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin Biotechnology Discovery Fund for the three months ended July 31, 2014, were as shown below.

	Number of Shares			Number of Shares
	Held at Beginning	Gross	Gross	Held at End of	Value at End	Investment	Realized Capital
Name of Issuer	of Period	Additions	Reductions	Period	of Period	Income	Gain (Loss)
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Celsus Therapeutics PLC, ADR (Value is 0.11% of Net Assets)	289,817	-	-	289,817	$1,640,364	$ -	$-

7. INVESTMENT IN FT HOLDINGS CORPORATION II (FT SUBSIDIARY)

The Franklin Strategic Income Fund invests in certain financial instruments through its investment in the FT Subsidiary. The FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the fund, and is able to invest in certain financial instruments consistent with the investment objective of the fund. At July 31, 2014, the FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of the FT Subsidiary are reflected in the fund’s Statement of Investments.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of July 31, 2014, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities
Equity Investments:[a]
Biotechnology	$1,161,170,233	$2,306,846	$9,926,565	$1,173,403,644
Other Equity Investments[b]	222,779,625	-	-	222,779,625
Short Term Investments	48,989,469	100,037,163	-	149,026,632
Total Investments in Securities	$1,432,939,327	$102,344,009	$9,926,565	$1,545,209,901

Franklin Flex Cap Grow th Fund
Assets:
Investments in Securities:
Equity Investments[a]
Pharmaceuticals, Biotechnology & Life Sciences	$381,610,700	$-	$12,338,527	$393,949,227
Other Equity Investments[b]	2,930,354,073	-	-	2,930,354,073
Short Term Investments	43,712,275	48,570,100	-	92,282,375
Total Investments in Securities	$3,355,677,048	$48,570,100	$12,338,527	$3,416,585,675

Franklin Focused Core Equity Fund
Assets:
Investments in Securities:
Equity Investments[b]	$65,333,825	$-	$-		$65,333,825
Short Term Investments	4,927,697	-	-		4,927,697
Total Investments in Securities	$70,261,522	$-	$-		$70,261,522

Franklin Global Government Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities	$-	$8,381,410	$-		$8,381,410
U.S. Government and Agency Securities	-	2,220,149	-		2,220,149
Short Term Investments	553,650	484,479	-		1,038,129
Total Investments in Securities	$553,650	$11,086,038	$-		$11,639,688

Other Financial Instruments
Forw ard Exchange Contracts	$-	$17,535	$-		$17,535

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$2,685	$-		$2,685

Franklin Grow th Opportunities Fund
Assets:
Investments in Securities:
Equity Investments[a]
Information Technology	$191,851,477	$7,244,508	$-		$199,095,985
Other Equity Investments[b]	697,890,568	-	-		697,890,568
Short Term Investments	20,388,038	8,664,675	-		29,052,713
Total Investments in Securities	$910,130,083	$15,909,183	$-		$926,039,266

Franklin Natural Resources Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Diversified Metals & Mining	$89,132,728	$13,478,493	$-		$102,611,221
Oil & Gas Exploration & Production	241,147,049	19,837,720	-		260,984,769
Other Equity Investments[b]	435,753,039	-	-	c	435,753,039
Convertible Bonds	-	2,780,342	-		2,780,342
Short Term Investments	59,142,293	2,953,600	-		62,095,893
Total Investments in Securities	$825,175,109	$39,050,155	$-		$864,225,264

Franklin Small Cap Grow th Fund
Assets:
Investments in Securities:
Equity Investments[b]	$1,866,374,417	$-	$-		$1,866,374,417
Short Term Investments	96,112,336	98,969,950	-		195,082,286
Total Investments in Securities	$1,962,486,753	$98,969,950	$-		$2,061,456,703

Franklin Small-Mid Cap Grow th Fund
Assets:
Investments in Securities
Equity Investments[b]	$3,581,156,683	$-	$-		$3,581,156,683
Short Term Investments	146,544,509	7,365,000	-		153,909,509
Total Investments in Securities	$3,727,701,192	$7,365,000	$-		$3,735,066,192

Franklin Strategic Income Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Services	$-	$7,532,918	$-		$7,532,918
Materials	-	2,590,000	-		2,590,000
Transportation	-	5,555,283	-		5,555,283
Other Equity Investments[b]	50,400,284	-	-		50,400,284
Corporate Bonds	-	3,042,926,487	-		3,042,926,487
Senior Floating Rate Interests	-	1,598,770,683	1,074,654		1,599,845,337
Foreign Government and Agency Securities	-	1,833,875,568	-		1,833,875,568
U.S. Government and Agency Securities	-	153,265,532	-		153,265,532
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	505,182,626	-		505,182,626
Mortgage-Backed Securities	-	284,298,190	-		284,298,190
Municipal Bonds	-	510,236,879	-		510,236,879
Escrow s and Litigation Trusts	-	-	-	c	-
Short Term Investments	1,031,192,034	63,692,739	-		1,094,884,773
Total Investments in Securities	$1,081,592,318	$8,007,926,905	$1,074,654		$9,090,593,877

Other Financial Instruments
Forw ard Exchange Contracts	$-	$30,242,376	$-		$30,242,376
Sw aps Contracts	-	4,241,230	-		4,241,230
Total Other Financial Instruments	$-	$34,483,606	$-		$34,483,606

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$12,258,526	$-		$12,258,526
Unfunded Loan Commitments	-	268,461	-		268,461
Total Other Financial Instruments	$-	$12,526,987	$-		$12,526,987

aIncludes common, preferred and convertible preferred stocks as w ell as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.
cIncludes securities determined to have no value at July 31, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

9. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 25, 2014

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  September 25, 2014